T. ROWE PRICE Multi-Strategy Total Return Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.1%
MercadoLibre (USD) (1) 188 446
446
Corporate Bonds 0.1%
Telecom Argentina, 9.25%, 5/28/33 (USD) (2) 345,000 357
357
Government Bonds 0.4%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  550,000 336
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  230,000 152
Republic of Argentina, STEP, 4.125%, 7/9/46 (USD)  33,409 22
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  465,000 328
Republic of Argentina Treasury Bonds, 29.50%, 5/30/30  49,195,000 37
YPF, 9.50%, 1/17/31 (USD)  195,000 207
1,082
Total Argentina (Cost $1,691) 1,885
AUSTRALIA 0.0%
Common Stocks 0.0%
Vast Renewables, Warrants, 6/29/28 (USD) (1) 25,200 —
Total Australia (Cost $1) —
BRAZIL 1.9%
Corporate Bonds 0.6%
FS Luxembourg, 8.875%, 2/12/31 (USD) (2) 250,000 260
FS Luxembourg, 8.875%, 2/12/31 (USD)  230,000 239
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 292
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (2) 200,000 187
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (2) 235,000 231
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (3) 220,000 219
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (2) 290,000 283
Samarco Mineracao, 9.50%, 6/30/31, (9.00% PIK) (USD) (4) 278,775 276
1,987

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  10,647,000 1,727
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  11,560,000 1,781
Republic of Brazil, 6.00%, 10/20/33 (USD)  345,000 341
3,849
Total Brazil (Cost $5,725) 5,836
CANADA 0.3%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (2) 305,000 215
215
Common Stocks 0.2%
Franco-Nevada (USD)  980 156
Shopify, Class A (USD) (1) 3,902 477
633
Convertible Preferred Stocks 0.0%
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $1
(USD) (1)(5)(6) 1,594 1
1
Corporate Bonds 0.0%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (7) 200,000 210
210
Total Canada (Cost $891) 1,059
CHILE 0.8%
Corporate Bonds 0.4%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(7) 490,000 514
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 234
Banco de Credito e Inversiones, VR, 7.50% (USD) (7)(8) 230,000 236
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (2) 283,476 287
1,271

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Bonos de la Tesoreria de la Republica en pesos, 4.70%,
9/1/30 (2) 295,000,000 294
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 665,000,000 704
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 177
1,175
Total Chile (Cost $2,497) 2,446
CHINA 0.8%
Common Stocks 0.3%
58.com (USD) (1)(5) 22,100 —
Alibaba Group Holding (HKD)  6,700 101
Foshan Haitian Flavouring & Food, Class H (HKD) (1) 10,400 45
Jiangsu Hengrui Pharmaceuticals, Class H (HKD) (1) 9,400 94
Mixue Group, Class H (HKD) (1) 1,100 66
Tencent Holdings (HKD)  10,900 763
1,069
Convertible Bonds 0.1%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  205,000 272
Shimao Group Holdings, Zero Coupon, 7/21/26 (USD) (2) 101,617 3
Trip.com Group, 0.75%, 6/15/29 (USD)  155,000 177
452
Corporate Bonds 0.3%
China Hongqiao Group, 7.05%, 1/10/28 (USD)  240,000 248
Country Garden Holdings, 3.125%, 10/22/25 (USD) (1)(9) 300,000 26
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(9) 1,515,000 64
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 148
Shimao Group Holdings, 5.00%, 7/21/31, (5.00% Cash or
6.00% PIK) (USD) (2)(4) 112,164 8
Times China Holdings, 6.75%, 7/8/25 (USD) (1)(9) 200,000 8
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  285,000 285
787

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Central Plaza Development, 6.80%, 4/7/29 (USD)  250,000 252
252
Total China (Cost $2,910) 2,560
COLOMBIA 1.0%
Corporate Bonds 0.4%
Ecopetrol, 7.75%, 2/1/32 (USD)  290,000 289
Ecopetrol, 8.375%, 1/19/36 (USD)  280,000 277
Ecopetrol, 8.875%, 1/13/33 (USD)  327,000 343
Geopark, 5.50%, 1/17/27 (USD)  300,000 283
1,192
Government Bonds 0.6%
Republic of Colombia, 3.25%, 4/22/32 (USD)  370,000 301
Republic of Colombia, 7.50%, 2/2/34 (USD)  285,000 290
Republic of Colombia, Series B, 6.25%, 7/9/36  612,000,000 97
Republic of Colombia, Series B, 7.25%, 10/18/34  4,720,000,000 848
Republic of Colombia, Series B, 13.25%, 2/9/33  808,400,000 206
1,742
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $37 (USD) (1)(6) † 54
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $30 (USD) (1)(6) † 33
87
Total Colombia (Cost $2,986) 3,021
CONGO 0.1%
Corporate Bonds 0.1%
Ivanhoe Mines, 7.875%, 1/23/30 (USD)  240,000 241
Total Congo (Cost $240) 241
CÔTE D'IVOIRE 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 205,000 205

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (2) 600,000 594
Total Côte d'Ivoire (Cost $788) 799
CYPRUS 0.1%
Corporate Bonds 0.1%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD) (2) 200,000 187
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD)  230,000 216
Total Cyprus (Cost $420) 403
CZECH REPUBLIC 0.5%
Corporate Bonds 0.1%
Czechoslovak Group, 5.25%, 1/10/31 (EUR) (2) 180,000 211
211
Government Bonds 0.4%
Czech Republic, Series 154, 4.50%, 11/11/32  12,470,000 591
Czech Republic, Series 156, 3.00%, 3/3/33  14,950,000 641
1,232
Total Czech Republic (Cost $1,392) 1,443
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, STEP, 6.90%, 7/31/35 (USD)  330,000 248
Total Ecuador (Cost $177) 248
EGYPT 0.3%
Government Bonds 0.3%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  350,000 311
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (2) 410,000 416
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (2)(3) 200,000 204
Total Egypt (Cost $905) 931
EL SALVADOR 0.3%
Government Bonds 0.3%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 150,000 3
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 615,000 653

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of El Salvador, 9.25%, 4/17/30 (USD)  170,000 181
Total El Salvador (Cost $777) 837
FRANCE 0.5%
Common Stocks 0.2%
Airbus  1,117 225
Societe Generale  7,611 486
711
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (1)
(5)(6) 8 1
1
Corporate Bonds 0.3%
Altice France, 5.50%, 10/15/29 (USD) (2) 770,000 670
BNP Paribas, 3.375%, 1/23/26 (GBP)  100,000 131
801
Total France (Cost $1,343) 1,513
GAMBIA 0.2%
Corporate Bonds 0.2%
Africell Holding, 10.50%, 10/23/29 (USD) (2)(3) 575,000 563
Total Gambia (Cost $575) 563
GERMANY 1.6%
Common Stocks 0.2%
Infineon Technologies  9,357 368
Rheinmetall  130 257
SAP  532 152
777
Corporate Bonds 0.8%
BMW International Investment, 5.50%, 6/6/26 (GBP)  100,000 133
Deutsche Bank, VR, 8.13% (USD) (7)(8) 400,000 420
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (2) 1,600,000 1,594
ZF North America Capital, 6.75%, 4/23/30 (USD) (2) 355,000 337
2,484

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.5%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  1,262,514 1,424
1,424
Preferred Stocks 0.1%
Sartorius  1,381 294
294
Total Germany (Cost $4,704) 4,979
GHANA 0.1%
Corporate Bonds 0.1%
Kosmos Energy, 8.75%, 10/1/31 (USD) (2)(3) 300,000 231
Total Ghana (Cost $300) 231
GUATEMALA 0.1%
Government Bonds 0.1%
Republic of Guatemala, 3.70%, 10/7/33 (USD) (2) 350,000 299
Total Guatemala (Cost $293) 299
HONG KONG 0.0%
Common Stocks 0.0%
Duality Biotherapeutics (1) 2,000 89
Total Hong Kong (Cost $25) 89
HUNGARY 0.5%
Corporate Bonds 0.1%
OTP Bank, VR, 7.30%, 7/30/35 (USD) (7) 295,000 307
307
Government Bonds 0.4%
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 239
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  118,300,000 297
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  144,280,000 299

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 263
1,098
Total Hungary (Cost $1,413) 1,405
INDIA 0.7%
Common Stocks 0.3%
Bharti Airtel  22,484 489
ICICI Bank  23,032 388
Kotak Mahindra Bank  6,746 152
1,029
Corporate Bonds 0.2%
HDFC Bank, VR, 3.70% (USD) (7)(8) 310,000 303
Shriram Finance, 6.15%, 4/3/28 (USD) (3) 230,000 232
535
Government Bonds 0.2%
Republic of India, 6.45%, 10/7/29  12,680,000 148
Republic of India, 7.18%, 8/14/33  31,000,000 370
518
Total India (Cost $1,935) 2,082
INDONESIA 0.1%
Corporate Bonds 0.1%
Krakatau Posco, 6.375%, 6/11/29 (USD)  300,000 302
302
Government Bonds 0.0%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  2,044,000,000 129
129
Total Indonesia (Cost $438) 431
IRELAND 0.1%
Corporate Bonds 0.1%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 143
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 159

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (2) 90,000 94
Total Ireland (Cost $389) 396
ISRAEL 0.1%
Common Stocks 0.1%
CyberArk Software (USD) (1) 483 199
Total Israel (Cost $164) 199
ITALY 0.1%
Common Stocks 0.1%
PRADA (HKD)  15,300 83
UniCredit  4,956 365
Total Italy (Cost $351) 448
JAMAICA 0.1%
Corporate Bonds 0.1%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (2) 200,000 201
Total Jamaica (Cost $200) 201
JAPAN 0.7%
Common Stocks 0.7%
Asics  14,500 341
Chugai Pharmaceutical  12,100 580
Disco  1,000 296
Mitsubishi Heavy Industries  11,900 284
Mitsubishi UFJ Financial Group  14,800 204
Nintendo  4,800 401
Total Japan (Cost $1,507) 2,106
KAZAKHSTAN 0.2%
Corporate Bonds 0.1%
Kaspi.KZ, 6.25%, 3/26/30 (USD) (2) 300,000 307
307

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
KazMunayGas National, 5.375%, 4/24/30 (USD)  245,000 248
248
Total Kazakhstan (Cost $540) 555
KYRGYZSTAN 0.2%
Government Bonds 0.2%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (2) 660,000 663
Total Kyrgyzstan (Cost $654) 663
MADAGASCAR 0.2%
Corporate Bonds 0.2%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (2)(3) 510,000 512
Total Madagascar (Cost $507) 512
MALAYSIA 0.2%
Government Bonds 0.2%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  1,475,000 377
Government of Malaysia, Series 0518, 4.921%, 7/6/48  510,000 138
Total Malaysia (Cost $443) 515
MEXICO 1.4%
Bank Loans 0.2% (10)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
9.068%, 9/5/29 (USD) (5) 484,999 483
483
Corporate Bonds 0.4%
Banco Mercantil del Norte, VR, 7.50% (USD) (7)(8) 240,000 241
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (7) 310,000 299
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (2)(7) 235,000 246
Metalsa, 3.75%, 5/4/31 (USD) (2) 150,000 125
Orbia Advance, 2.875%, 5/11/31 (USD)  290,000 241
1,152

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.8%
Banco Nacional de Comercio Exterior SNC, VR, 2.72%,
8/11/31 (USD) (7) 300,000 290
Comision Federal de Electricidad, 3.348%, 2/9/31 (USD)  350,000 306
FIEMEX Energia - Banco Actinver Institucion de Banca
Multiple, 7.25%, 1/31/41 (USD)  287,247 294
Mexican Bonos, Series M, 8.50%, 3/1/29  23,360,000 1,233
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  135,000 153
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  135,000 135
United Mexican States, Series M, 7.75%, 5/29/31  3,125,000 157
2,568
Total Mexico (Cost $4,114) 4,203
MONGOLIA 0.1%
Government Bonds 0.1%
Government of Mongolia, 3.50%, 7/7/27 (USD)  270,000 256
Total Mongolia (Cost $254) 256
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 600,000 624
Total Montenegro (Cost $609) 624
MOROCCO 0.3%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  240,000 237
237
Government Bonds 0.2%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  700,000 596
596
Total Morocco (Cost $801) 833
NETHERLANDS 0.5%
Common Stocks 0.4%
Adyen (1) 295 506

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ASM International  752 364
BE Semiconductor Industries  2,682 362
1,232
Corporate Bonds 0.1%
Veon Midco, 9.00%, 7/15/29 (USD) (2) 280,000 287
287
Total Netherlands (Cost $1,336) 1,519
NEW ZEALAND 0.4%
Government Bonds 0.4%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,556,000 598
Government of New Zealand, Series 0554, 5.00%, 5/15/54  1,063,000 605
Total New Zealand (Cost $1,371) 1,203
NIGERIA 0.1%
Government Bonds 0.1%
Republic of Nigeria, 8.747%, 1/21/31 (USD)  300,000 309
Total Nigeria (Cost $292) 309
OMAN 0.1%
Government Bonds 0.1%
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 309
Total Oman (Cost $298) 309
PANAMA 0.1%
Government Bonds 0.1%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 265
Total Panama (Cost $283) 265
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  281,000 241
Total Paraguay (Cost $233) 241

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  1,215,000 320
Total Peru (Cost $306) 320
PHILIPPINES 0.2%
Government Bonds 0.2%
Republic of Philippines, 6.25%, 1/14/36  36,000,000 605
Total Philippines (Cost $751) 605
POLAND 0.2%
Government Bonds 0.2%
Republic of Poland, Series 1033, 6.00%, 10/25/33  1,880,000 526
Total Poland (Cost $479) 526
ROMANIA 0.2%
Government Bonds 0.2%
Republic of Romania, 5.375%, 3/22/31 (EUR)  265,000 310
Republic of Romania, Series 5Y, 6.30%, 4/25/29  2,090,000 455
Total Romania (Cost $779) 765
SAUDI ARABIA 0.3%
Corporate Bonds 0.2%
Al Rajhi Bank, VR, 6.375% (USD) (7)(8) 230,000 235
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 200,000 205
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  275,000 286
726
Government Bonds 0.1%
NCB Tier 1 Sukuk, VR, 3.50% (USD) (7)(8) 225,000 219
219
Total Saudi Arabia (Cost $923) 945

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  295,000 253
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 311
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  41,050,000 389
Total Serbia (Cost $986) 953
SINGAPORE 0.2%
Common Stocks 0.1%
Sea, ADR (USD) (1) 2,113 331
331
Corporate Bonds 0.1%
Boroo Investments, 9.50%, 8/7/32 (USD) (2) 260,000 257
257
Total Singapore (Cost $543) 588
SOUTH AFRICA 0.5%
Convertible Bonds 0.0%
Sasol Financing USA, 4.50%, 11/8/27 (USD)  200,000 186
186
Government Bonds 0.5%
Eskom Holdings, 4.314%, 7/23/27 (USD)  300,000 295
Republic of South Africa, Series 10Y, 5.875%, 4/20/32
(USD) (3) 310,000 302
Republic of South Africa, Series 2035, 8.875%, 2/28/35  17,150,000 899
1,496
Total South Africa (Cost $1,649) 1,682
SOUTH KOREA 0.2%
Common Stocks 0.2%
Samsung Electronics  6,265 319
SK Hynix  1,514 294
Total South Korea (Cost $486) 613

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2)(3) 181,150 172
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (2) 63,189 57
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (2) 240,100 171
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (2) 58,084 49
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (2) 236,218 199
Total Sri Lanka (Cost $624) 648
SUPRANATIONAL 0.3%
Government Bonds 0.3%
Corp. Andina de Fomento, VR, 6.75% (USD) (2)(7)(8) 245,000 248
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  16,200,000 184
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  26,000,000 305
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  29,000,000 333
Total Supranational (Cost $1,098) 1,070
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (2)(4) 240,757 240
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 551,000 642
Total Suriname (Cost $390) 882
SWEDEN 0.2%
Bank Loans 0.2% (10)
Anticimex Global B1, FRN, 3M TSFR + 3.40%, 7.66%,
11/16/28 (USD)  579,000 579
579
Common Stocks 0.0%
Spotify Technology (USD) (1) 210 132
132
Total Sweden (Cost $723) 711

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.2%
Common Stocks 0.1%
UBS Group  5,042 188
188
Corporate Bonds 0.1%
UBS Group, VR, 4.375% (USD) (2)(7)(8) 330,000 296
296
Total Switzerland (Cost $487) 484
TAIWAN 0.5%
Common Stocks 0.5%
Airtac International Group  9,000 256
Alchip Technologies  2,000 256
MediaTek  3,000 136
Taiwan Semiconductor Manufacturing  27,000 1,039
Total Taiwan (Cost $1,060) 1,687
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (2) 310,000 321
Total Tanzania (Cost $309) 321
THAILAND 0.3%
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  6,200,000 258
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  26,696,567 805
Total Thailand (Cost $1,039) 1,063
TÜRKIYE 0.5%
Corporate Bonds 0.3%
Akbank TAS, VR, 9.369% (USD) (7)(8) 210,000 218
Limak Cimento Sanayi ve Ticaret, 9.75%, 7/25/29 (USD) (2) 255,000 260

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (2) 325,000 339
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (2) 230,000 237
1,054
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  315,000 306
Republic of Turkiye, Series 7Y, 7.125%, 2/12/32 (USD)  300,000 304
610
Total Türkiye (Cost $1,641) 1,664
UKRAINE 0.0%
Government Bonds 0.0%
Ukraine Government International Bond, STEP, 2/1/35 (USD)  135,000 63
Ukraine Government International Bond, STEP, 4.50%, 2/1/34
(USD)  39,577 20
Ukraine Government International Bond, STEP, 4.50%, 2/1/35
(USD)  80,000 41
Total Ukraine (Cost $125) 124
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (7) 230,000 238
Alpha Star Holding IX, 7.00%, 8/26/28 (USD)  240,000 246
Sobha Sukuk, 8.75%, 7/17/28 (USD)  245,000 256
Total United Arab Emirates (Cost $727) 740
UNITED KINGDOM 1.8%
Bank Loans 0.2% (10)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.25%, 5.276%,
4/30/29 (EUR)  215,000 245
Crown Finance U.S., FRN, 1M TSFR + 4.50%, 8.854%,
12/2/31 (USD)  344,000 342
587
Common Stocks 0.8%
Barclays  97,593 477
London Stock Exchange Group  2,446 298
Rolls-Royce Holdings  17,165 244

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Standard Chartered  26,458 474
Unilever  15,431 895
2,388
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  19,000 17
17
Corporate Bonds 0.8%
Barclays, VR, 7.625% (USD) (7)(8) 335,000 342
Jerrold Finco, 7.50%, 6/15/31 (2) 205,000 276
NatWest Markets, 6.625%, 6/22/26  100,000 135
Odeon Finco, 12.75%, 11/1/27 (USD) (2) 400,000 416
Rolls-Royce, 3.625%, 10/14/25 (USD) (2) 900,000 897
Standard Chartered, VR, 4.75% (USD) (7)(8) 375,000 344
2,410
Total United Kingdom (Cost $5,128) 5,402
UNITED STATES 37.6%
Asset-Backed Securities 2.2%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (2) 60,000 61
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 230,000 239
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (2) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (2) 100,000 100
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class D, FRN, SOFR30A + 2.05%, 6.40%, 12/26/31 (2) 128,634 129
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 4.213%, 12/16/41 (2) 116,436 116
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (2) 250,000 252
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  8,685 8
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%,
6/15/29 (2) 79,961 79
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 23,487 23
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (2) 110,874 114

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (2) 990,586 1,037
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (2) 320,360 358
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 242,500 245
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 76,400 73
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 283,200 259
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 170,946 175
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.498%, 5/20/32 (2) 140,206 142
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 316
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 10,805 11
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 295,000 312
Santander Bank Auto Credit-Linked Notes, Series 2022-C,
Class D, 8.197%, 12/15/32 (2) 2,618 3
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 157,461 159
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (2) 390,000 397
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (2) 82,162 81
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 135,316 130
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $49, 7.131%, 11/30/44 (5)(6) 48,760 49
Ziply Fiber Issuer, Series 2024-1A, Class C, 11.17%,
4/20/54 (2) 1,500,000 1,606
6,574
Bank Loans 10.7% (10)
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.351%, 1/4/29  596,013 599
Amneal Pharmaceuticals, FRN, 1M TSFR + 5.50%, 9.856%,
5/4/28  796,129 811
Applied Systems, FRN, 3M TSFR + 2.50%, 6.796%, 2/24/31  396,258 396
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.206%,
12/10/29  141,060 141
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.858%, 2/14/31  698,232 700
Asurion, FRN, 1M TSFR + 3.25%, 7.721%, 7/31/27  398,958 399
Asurion, FRN, 1M TSFR + 4.25%, 8.606%, 9/19/30  335,000 328
Bally's, FRN, 3M TSFR + 3.25%, 10/2/28 (11) 300,000 294
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.606%, 1/15/31  378,111 379

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.296%,
1/31/31  997,500 999
Chart Industries, FRN, 3M TSFR + 2.50%, 6.792%, 3/15/30  952,562 955
CMG Media, FRN, 3M TSFR + 3.50%, 7.896%, 6/18/29  876,427 855
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.854%, 9/28/28  16,311 16
CSC Holdings, FRN, 1M TSFR + 1.50%, 9.00%, 4/15/27  278,043 274
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.842%, 1/18/28  236,103 235
Delta Topco, FRN, 3M TSFR + 5.25%, 9.574%, 11/29/30  435,000 434
Directv Financing, FRN, 3M TSFR + 5.00%, 9.57%, 8/2/27  524,844 526
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.808%, 11/30/29  94,763 92
E.W. Scripps, FRN, 1M TSFR + 5.75%, 10.208%, 6/30/28  359,325 363
Eagle Broadband Investments, FRN, 3M TSFR + 3.00%,
7.557%, 11/12/27  396,883 394
Edelman Financial Engines Center, FRN, 1M TSFR + 3.00%,
7.356%, 4/7/28  398,997 399
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.606%, 10/6/28  805,000 808
Elanco Animal Health, FRN, 1M TSFR + 1.75%, 6.204%,
8/1/27  1,063,427 1,062
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.106%, 11/22/32  235,000 241
First Eagle Holdings, FRN, 3M TSFR + 2.50%, 6.896%,
2/1/27  400,000 400
Fleet U.S. Bidco, FRN, 6M TSFR + 2.50%, 6.805%,
2/21/31 (5) 96,175 96
Frontier Communications Holdings, FRN, 6M TSFR + 2.50%,
6.866%, 7/1/31  995,006 994
Graham Packaging, FRN, 1M TSFR + 2.50%, 6.856%, 8/4/27  983,675 985
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32  400,000 405
Informatica, FRN, 1M TSFR + 2.25%, 6.606%, 10/27/28  997,423 1,002
IRB Holding, FRN, 1M TSFR + 2.50%, 6.856%, 12/15/27  1,496,241 1,496
Javelin Buyer, FRN, 3M TSFR + 3.00%, 7.333%, 12/8/31  109,725 110
Javelin Buyer, FRN, 3M TSFR + 5.25%, 9.583%, 10/7/32  55,000 55
Kaseya, FRN, 1M TSFR + 5.00%, 9.356%, 3/20/33  417,735 419
Live Nation Entertainment, FRN, 1M TSFR + 1.75%, 6.201%,
10/19/26  1,984,211 1,981
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.606%, 7/29/29  886,231 887
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.821%,
4/16/29  997,458 991
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.821%,
4/15/30  498,729 495
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.356%,
6/1/28  197,322 201
Main Street Sports Group, 12.00%, 1/2/28, (12.00% Cash or
15.00% PIK) (4) 10,672 9
Mallinckrodt, FRN, 1M TSFR + 9.50%, 14.00%, 11/14/28  1,4 78,929 1,515

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
MH Sub I, FRN, 1M TSFR + 4.25%, 8.606%, 5/3/28  117,846 112
MRC Global U.S., FRN, 6M TSFR + 3.50%, 10/29/31 (5)(11) 997,500 1,000
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.429%,
4/11/29  233,623 224
Orion U.S. Finco, FRN, 1M TSFR + 3.50%, 5/20/32 (11) 120,000 121
Peloton Interactive, FRN, 3M TSFR + 5.50%, 9.833%, 5/30/29  198,496 201
Pregis TopCo, FRN, 1M TSFR + 4.00%, 2/1/29 (11) 21,557 22
Primo Brands, FRN, 3M TSFR + 2.25%, 6.546%, 3/31/28  999,355 1,001
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.296%, 5/9/33  405,000 404
Radiate Holdco, FRN, 1M TSFR + 3.50%, 7.971%, 9/25/29  564,905 489
RealPage, FRN, 3M TSFR + 3.75%, 8.046%, 4/24/28  399,000 400
RFS OPCO, FRN, 3M TSFR + 4.75%, 9.046%, 4/4/31 (5) 208,425 207
Spirit AeroSystems, FRN, 3M TSFR + 4.50%, 8.808%,
1/15/27  985,812 987
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.324%,
2/19/30 (5) 337,875 301
TransDigm, FRN, 3M TSFR + 2.75%, 7.046%, 8/24/28  1,496,212 1,501
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.471%, 6/20/28  311,457 301
Vertiv Group, FRN, 1M TSFR + 1.75%, 6.101%, 3/2/27  1,985,000 1,983
32,995
Common Stocks 8.9%
Accelerant Holdings, Class A (1) 1,148 32
Advanced Micro Devices (1) 5,429 957
AirJoule Technologies, Warrants, 3/15/29 (1) 36,900 25
Alphabet, Class A  2,032 390
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (1)
(6) 700 17
Amazon.com (1) 5,398 1,264
Apple  5,033 1,045
AppLovin, Class A (1) 346 135
Ares Management, Class A  630 117
Arista Networks (1) 2,710 334
Bank of America  17,360 821
Block (1) 6,060 468
Blue Gold, Warrants, 6/25/30 (1) 24,850 12
Boeing (1) 2,109 468
BRC, Class A (1)(3) 801 1
BrightSpring Health Services (1) 3,793 78
Broadcom  2,717 798
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)(5)
(6) 144 209

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (1) 36,400 4
Carvana (1) 529 206
Caterpillar  890 390
Charles Schwab  5,716 559
Chipotle Mexican Grill (1) 2,130 91
Citigroup  10,012 938
Classover Holdings, Warrants, 4/7/30 (1) 36,700 3
CME Group  2,985 831
Colgate-Palmolive  4,382 367
ConocoPhillips  3,690 352
Constellation Energy  816 284
Crowdstrike Holdings, Class A (1) 314 143
Deere  933 489
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $1 (1)
(6) 464 6
Diamondback Energy  1,326 197
DoorDash, Class A (1) 1,160 290
Eli Lilly  366 271
Figma, Class A (1) 159 18
Flowco Holdings, Class A  1,917 36
Freeport-McMoRan  6,344 255
GCT Semiconductor Holding, Warrants, 12/31/28 (1) 24,750 2
General Electric  1,427 387
Helix Acquisition Corp. II (1) 35,386 369
Howmet Aerospace  1,212 218
Huntington Bancshares  4,062 67
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $59 (1)(5)
(6) 4,183 58
Intuitive Surgical (1) 193 93
Jefferson Capital (1) 10,246 173
JPMorgan Chase  235 70
Kenvue  16,563 355
KeyCorp  3,908 70
KKR  1,360 199
Liberty Broadband, Class C (1) 35,806 2,196
Mastercard, Class A  844 478
Meta Platforms, Class A  1,392 1,077
Microsoft  3,570 1,905
Natera (1) 1,240 166
Netflix (1) 271 314
NVIDIA  14,351 2,553
Palantir Technologies, Class A (1) 881 139
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(6) 165 3

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) 94 —
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(5)(6) — —
Quanta Services  420 171
Reliance  240 70
Repligen (1) 1,620 190
Revolution Medicines, Warrants, 11/14/28 (1) 2,200 —
Robinhood Markets, Class A (1) 1,310 135
ServiceNow (1) 165 156
Sionna Therapeutics, Acquisition Date: 3/4/24, Cost $— (1)(6) 16 —
Starbucks  1,026 91
Synopsys (1) 899 569
Teledyne Technologies (1) 520 286
Tesla (1) 810 250
Texas Instruments  1,155 209
Thermo Fisher Scientific  320 150
Tradeweb Markets, Class A  1,501 208
UnitedHealth Group  386 96
Vertiv Holdings, Class A  1,350 196
Volato Group, Warrants, 12/3/28 (1) 36,400 1
Webster Financial  1,247 72
Western Alliance Bancorp  849 66
Xcel Energy  9,322 685
27,394
Convertible Bonds 1.8%
Airbnb, Zero Coupon, 3/15/26  1,505,000 1,452
BlackLine, Zero Coupon, 3/15/26  300,000 289
Block, Zero Coupon, 5/1/26  433,000 416
Cable One, Zero Coupon, 3/15/26  500,000 477
Citigroup Global Markets Holdings, 1.00%, 4/9/29 (EUR) (2) 200,000 219
Insulet, 0.375%, 9/1/26  818,000 1,090
Match Group Financeco 2, 0.875%, 6/15/26 (2) 600,000 581
Peloton Interactive, Zero Coupon, 2/15/26  300,000 290
Rapid7, 0.25%, 3/15/27  300,000 278
Rivian Automotive, 4.625%, 3/15/29  38,000 38
Spotify USA, Zero Coupon, 3/15/26  204,000 259
Wolfspeed, 1.875%, 12/1/29 (1)(9) 244,000 75
5,464

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(6) 1,504 —
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $8 (1)(5)(6) 195 8
Ares Management, Series B, 6.75%, 10/1/27  1,551 88
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $2 (1)(5)(6) 100 2
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $2 (1)(5)(6) 386 2
Boeing, 6.00%, 10/15/27  1,855 131
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (1)(5)(6) 8 12
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)(5)
(6) 1 2
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)(5)
(6) 423 —
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(5)
(6) 1,376 12
Databricks, Series H, Acquisition Date: 8/31/21, Cost $36 (1)
(5)(6) 489 45
Databricks, Series I, Acquisition Date: 9/14/23, Cost $18 (1)
(5)(6) 249 23
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(6) 330 2
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $— (1)(5)(6) 38 —
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $— (1)(5)(6) 68 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)(5)
(6) 1,889 5
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $— (1)(5)(6) 41 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $53 (1)(5)(6) 2,193 53
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (1)
(5)(6) 222 13
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(6) 3,412 17
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $— (1)(5)(6) 24 —
Galvanize Therapeutics, Series C-1, Acquisition Date: 7/7/25,
Cost $1 (1)(5)(6) 2,638 1

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)
(5)(6) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8 (1)
(5)(6) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (1)(5)(6) 384 33
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $81 (1)(5)(6) 1,032 88
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)
(6) 162 —
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $11 (1)(5)(6) 180 13
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $55 (1)
(5)(6) 689 49
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $15 (1)(5)(6) 1,156 11
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)(6) 1,232 16
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $1 (1)(5)(6) 625 1
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)
(5)(6) 238 4
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)(6) 1,822 27
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(6) 534 8
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $3 (1)(5)(6) 69 4
Third Arc Bio, Series A, Acquisition Date: 7/16/24, Cost $1 (1)
(5)(6) 285 1
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1 (1)(5)(6) 88 1
688
Corporate Bonds 8.9%
1261229 BC, 10.00%, 4/15/32 (2) 200,000 203
Advance Auto Parts, 7.375%, 8/1/33 (2) 460,000 463
Alliant Holdings Intermediate, 6.75%, 10/15/27 (2) 400,000 400
Alliant Holdings Intermediate, 7.375%, 10/1/32 (2) 35,000 36
Ally Financial, VR, 6.848%, 1/3/30 (7) 70,000 74
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (2)(4) 1,000,000 1,004
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (2)(4) 200,000 201
American Electric Power, 5.699%, 8/15/25  52,000 52
American Express, VR, 5.098%, 2/16/28 (7) 80,000 81
AssuredPartners, 5.625%, 1/15/29 (2) 800,000 800
AssuredPartners, 7.50%, 2/15/32 (2)(3) 800,000 854

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
At Home Group, 4.875%, 7/15/28 (1)(2)(9) 240,000 11
Boost Newco Borrower, 7.50%, 1/15/31 (2) 1,400,000 1,480
Brandywine Operating Partnership, 8.875%, 4/12/29  200,000 214
Capital One Financial, VR, 6.312%, 6/8/29 (7) 95,000 99
Capital One Financial, VR, 6.377%, 6/8/34 (7) 95,000 101
Centene, 4.625%, 12/15/29  161,000 153
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (2)(4) 359,476 385
CHS, 6.875%, 4/15/29 (2)(3) 315,000 246
CHS, 10.875%, 1/15/32 (2) 35,000 37
Civitas Resources, 9.625%, 6/15/33 (2) 265,000 273
Clarios Global, 8.50%, 5/15/27 (2) 400,000 402
Cloud Software Group, 8.25%, 6/30/32 (2) 107,000 114
CMG Media, 8.875%, 6/18/29 (2) 100,000 97
Crescent Energy Finance, 7.375%, 1/15/33 (2) 195,000 186
CSC Holdings, 11.25%, 5/15/28 (2) 200,000 201
Diamondback Energy, 4.25%, 3/15/52  99,000 75
Diamondback Energy, 5.75%, 4/18/54  351,000 326
DISH DBS, 5.25%, 12/1/26 (2) 411,000 386
DISH DBS, 7.75%, 7/1/26  210,000 187
DISH Network, 11.75%, 11/15/27 (2) 228,000 238
E.W. Scripps, 9.875%, 8/15/30 (2) 170,000 168
EchoStar, 10.75%, 11/30/29  150,000 158
Ferrellgas, 5.375%, 4/1/26 (2) 500,000 494
Ford Motor Credit, 2.70%, 8/10/26  350,000 341
Frontier Communications Holdings, 6.00%, 1/15/30 (2) 400,000 404
General Motors Financial, 6.05%, 10/10/25  49,000 49
GPD, 12.50%, 12/31/29 (2) 130,955 115
Gray Media, 5.375%, 11/15/31 (2)(3) 425,000 314
Gray Media, 9.625%, 7/15/32 (2) 130,000 131
Hyundai Capital America, 5.50%, 3/30/26 (2) 70,000 70
Level 3 Financing, 10.75%, 12/15/30 (2) 56,305 63
Level 3 Financing, 11.00%, 11/15/29 (2) 21,153 24
Live Nation Entertainment, 6.50%, 5/15/27 (2) 500,000 506
Lumen Technologies, 10.00%, 10/15/32 (2) 300,000 304
Mallinckrodt International Finance, 14.75%, 11/14/28 (2) 183,868 188
Match Group Holdings II, 4.625%, 6/1/28 (2) 200,000 195
Nationstar Mortgage Holdings, 5.50%, 8/15/28 (2) 600,000 599
NCL, 5.875%, 3/15/26 (2) 47,000 47
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 716,000 693
Nexstar Media, 5.625%, 7/15/27 (2) 200,000 199
NGL Energy Operating, 8.125%, 2/15/29 (2) 279,000 276
Primo Water Holdings, 6.25%, 4/1/29 (2) 400,000 401

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Rivian Holdings, 10.00%, 1/15/31 (2) 270,000 257
Rocket Mortgage, 2.875%, 10/15/26 (2) 1,500,000 1,455
Santander Holdings USA, VR, 6.124%, 5/31/27 (7) 150,000 151
Service Properties Trust, 4.375%, 2/15/30 (3) 100,000 84
Service Properties Trust, 5.25%, 2/15/26  400,000 397
Service Properties Trust, 8.875%, 6/15/32 (3) 100,000 104
Shutterfly Finance, 9.75%, 10/1/27 (2) 36,006 36
Sirius XM Radio, 5.00%, 8/1/27 (2) 53,000 52
Sitio Royalties Operating Partnership, 7.875%, 11/1/28 (2) 600,000 626
Southern, VR, 1.875%, 9/15/81 (EUR) (7) 230,000 253
Sprint, 7.625%, 3/1/26  49,000 49
Stagwell Global, 5.625%, 8/15/29 (2) 168,000 161
Synopsys, 5.15%, 4/1/35  45,000 45
Synopsys, 5.70%, 4/1/55  95,000 94
Team Health Holdings, 8.375%, 6/30/28 (2) 170,000 171
TEGNA, 4.75%, 3/15/26 (2) 545,000 542
Tenet Healthcare, 6.25%, 2/1/27  2,400,000 2,400
United Airlines, 4.375%, 4/15/26 (2) 875,000 869
United Rentals North America, 6.00%, 12/15/29 (2) 1,000,000 1,014
United Wholesale Mortgage, 5.50%, 11/15/25 (2) 1,500,000 1,496
Venture Global LNG, VR, 9.00% (2)(7)(8) 295,000 295
Vistra, VR, 7.00% (2)(7)(8) 82,000 83
Walgreens Boots Alliance, 3.45%, 6/1/26  600,000 594
Western Digital, 4.75%, 2/15/26  804,000 800
Wolfspeed, 12.875%, 6/23/30 (2) 160,000 168
27,314
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 212
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  30,000 4
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (2) 365,000 367
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 1,077,683 669
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(13) 45,000 25
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(13) 370,000 202
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  270,000 212
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  80,000 72
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 44
1,807

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
Non-U.S. Government Mortgage-Backed Securities 0.4%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.606%, 4/15/34 (2) 75,000 72
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $86, 7.073%,
9/25/29 (5)(6) 85,958 86
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.306%, 11/15/34 (2) 130,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (2) 100,000 93
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 6.006%, 8/15/38 (2) 38,345 33
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.386%, 6/15/36 (2) 160,000 157
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 15
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 2
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.10%, 5/25/42 (2) 34,622 35
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (2) 275,000 207
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 99
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.65%,
2/25/42 (2) 36,431 37
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (2) 116,431 108
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.581%, 6/15/39 (2) 100,000 100
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 175,000 134
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (2) 157,008 146
1,325
Preferred Stocks 0.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $295 (1)
(5)(6) 300 299
299

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Government & Agency Mortgage-Backed
Securities 0.6%
Federal Home Loan Mortgage, CMO, IO
2.00%, 10/25/50 - 6/15/52  1,201,214 162
2.50%, 4/25/51  387,413 62
5.00%, 7/25/48 - 10/25/54  606,649 144
5.50%, 11/25/53  174,922 43
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 10/25/52  3,082,133 403
2.50%, 5/25/47 - 3/25/51  1,907,819 264
5.00%, 8/25/54  627,434 135
5.50%, 9/25/53 - 11/25/54  973,453 234
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 3/20/51  636,686 80
2.50%, 8/20/49 - 11/20/51  1,559,989 223
3.00%, 8/20/50 - 8/20/51  745,796 124
1,874
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 3.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  441,284 437
U.S. Treasury Notes, 0.25%, 10/31/25  800,000 792
U.S. Treasury Notes, 0.375%, 11/30/25  1,200,000 1,184
U.S. Treasury Notes, 3.50%, 9/15/25  2,275,000 2,273
U.S. Treasury Notes, 4.00%, 12/15/25  990,000 989
U.S. Treasury Notes, 4.25%, 10/15/25  1,350,000 1,350
U.S. Treasury Notes, 6.875%, 8/15/25 (3) 2,800,000 2,798
9,823
Total United States (Cost $110,715) 115,557
UZBEKISTAN 0.2%
Government Bonds 0.2%
JSCB Agrobank, 9.25%, 10/2/29 (USD) (2) 250,000 267
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (2) 200,000 207
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 270
Total Uzbekistan (Cost $724) 744

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
VIETNAM 0.0%
Common Stocks 0.0%
FPT  3,335 13
Hoa Phat Group (1) 12,360 12
Total Vietnam (Cost $24) 25
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 0.50%, 12/31/53 (USD)  235,000 172
Total Zambia (Cost $143) 172
SHORT-TERM INVESTMENTS 35.9%
Money Market Funds 32.5%
T. Rowe Price Government Reserve Fund, 4.36% (14)(15) 99,940,174 99,940
99,940
U.S. Treasury Obligations 3.4%
U.S. Treasury Bills, 3.941%, 12/26/25  1,000,000 983
U.S. Treasury Bills, 4.017%, 10/30/25  1,000,000 990
U.S. Treasury Bills, 4.069%, 2/19/26  1,000,000 977
U.S. Treasury Bills, 4.172%, 9/18/25  1,000,000 994
U.S. Treasury Bills, 4.219%, 1/22/26  1,000,000 980
U.S. Treasury Bills, 4.264%, 8/14/25  5,275,000 5,267
10,191
Total Short-Term Investments (Cost $110,134) 110,131
SECURITIES LENDING COLLATERAL 2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (14)(15) 696,414 696
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 696

T. ROWE PRICE Multi-Strategy Total Return Fund

Par/Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 4.36% (14)(15) 6,114,885 6,115
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 6,115
Total Securities Lending Collateral (Cost $6,811) 6,811
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put,
8/22/25 @ $109.50 (1) 75 8,330 8
U.S. Treasury 10-Year Notes Futures, Put,
8/22/25 @ $110.00 (1) 25 2,777 5
Total Exchange-Traded Options Purchased (Cost $19) 13
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.39%
(SOFR) Annually,
12/26/25 @
4.50%* (1) 1 1,361 15
Bank of America
GBP / AUD,
Put, 10/10/25
@ AUD2.05
(GBP) (1) 1 607 9
Bank of America
USD / EUR,
Put, 5/15/26 @
USD1.24 (1) 1 823 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S44,
5 Year Index,
6/20/30), Pay
5.00% Quarterly,
Receive upon
credit default,
9/17/25 @
1.07%* (1) 1 8,591 59
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.39%
(SOFR) Annually,
12/8/25 @
2.25%* (1) 1 2,500 1
Citibank
USD / CNH,
Call, 1/6/26 @
CNH8.00 (1) 1 1,337 —
Citibank
USD / JPY,
Put, 9/4/25 @
JPY136.00 (1) 1 2,444 —
Citibank
USD / SAR,
Call, 10/13/25 @
SAR3.77 (1) 1 730 1
Goldman Sachs
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.39%
(SOFR) Annually,
3/20/26 @
4.39%* (1) 2 5,714 45

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.39%
(SOFR) Annually,
12/8/25 @
2.00%* (1) 1 2,500 —
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S44,
5 Year Index,
6/20/30), Pay
5.00% Quarterly,
Receive upon
credit default,
8/20/25 @
1.07%* (1) 1 1,710 5
Goldman Sachs
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.IG-S44,
5 Year Index,
6/20/30), Pay
1.00% Quarterly,
Receive upon
credit default,
8/20/25 @
0.70%* (1) 1 5,209 —
Goldman Sachs
iShares Russell
2000 ETF, Put,
8/15/25 @
$212.00 (1) 38 834 7
Goldman Sachs
S&P 500 Index,
Put, 8/15/25 @
$5,600.00 (1) 2 1,266 1
Goldman Sachs
USD / EUR,
Put, 4/14/26 @
USD1.24 (1) 1 804 4
Goldman Sachs
USD / EUR,
Put, 5/12/26 @
USD1.24 (1) 1 820 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Cognex, Call,
11/21/25 @
$40.00 (1) 281 1,146 115
JPMorgan Chase
Synopsys, Call,
1/15/27 @
$600.00 (1) 3 190 43
Morgan Stanley
10 Year Interest
Rate Swap,
3/24/36 Pay
Fixed 4.39%
Annually, Receive
Variable 4.39%
(SOFR) Annually,
3/20/26 @
4.39%* (1) 2 5,198 41
Morgan Stanley
2 Year Interest
Rate Swap,
12/15/27 Receive
Fixed 2.75%
Annually, Pay
Variable 4.39%
(SOFR) Annually,
12/11/25 @
2.75%* (1) 1 6,600 5
Morgan Stanley
30 Year Interest
Rate Swap,
11/7/55 Pay Fixed
4.40% Annually,
Receive Variable
4.39% (SOFR)
Annually, 11/5/25
@ 4.40%* (1) 1 2,716 23
Morgan Stanley
30 Year Interest
Rate Swap,
12/30/55 Pay
Fixed 4.50%
Annually, Receive
Variable 4.39%
(SOFR) Annually,
12/26/25 @
4.50%* (1) 2 2,715 28

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.39%
(SOFR) Annually,
12/8/25 @
2.00%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.39%
(SOFR) Annually,
12/8/25 @
2.25%* (1) 1 100 —
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually, Pay
Variable 4.39%
(SOFR) Annually,
5/4/26 @
3.00%* (1) 1 2,550 14
Morgan Stanley
Invesco QQQ
Trust Series I,
Put, 8/15/25 @
$480.00 (1) 139 7,854 3
Morgan Stanley
S&P 500 Index,
Put, 10/17/25 @
$6,380.00 (1) 1 633 16
Morgan Stanley
SPDR Euro
STOXX 50 ETF,
Put, 8/15/25 @
$50.00 (1) 20 116 1
UBS Investment Bank
S&P 500 Index,
Put, 8/15/25 @
$5,350.00 (1) 23 14,554 4
UBS Investment Bank
SPDR S&P
Regional
Banking ETF,
Call, 12/31/25 @
$70.00 (1) 87 523 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
Energy Select
Sector SPDR
Fund, Call,
12/19/25 @
$95.00 (1) 29 253 5
Wells Fargo
iShares Russell
2000 ETF, Put,
9/30/25 @
$205.00 (1) 498 10,926 159
Wells Fargo
SPDR S&P Retail
ETF, Put, 9/19/25
@ $74.00 (1) 323 2,534 36
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$196.00 (1) 18 473 4
Wells Fargo
Technology
Select Sector
SPDR Fund,
Put, 12/19/25 @
$198.00 (1) 9 236 1
Total OTC Options Purchased (Cost $1,152) 665
Total Options Purchased (Cost $1,171) 678
Total Investments in Securities  99.1%
(Cost $296,747) $ 304,569
Other Assets Less Liabilities 0.9% 2,873
Net Assets 100.0% $ 307,442
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $47,681 and represents 15.5% of net assets.
(3) All or a portion of this security is on loan at July 31, 2025.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,285 and represents 0.4% of net assets.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) All or a portion of this loan is unsettled as of July 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(14) Seven-day yield
(15) Affiliated Companies
1M BBSW One month AUD bank bill swap rate
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M PLN WIBOR One month PLN WIBOR (Warsaw interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M BBSW Six month AUD bank bill swap rate
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP Egyptian Pound
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SAR Saudi Riyal
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
GBP / AUD, Call, 10/10/25
@ AUD2.10 (GBP) 1 607 (4)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year
Index, 6/20/30), Pay 5.00%
Quarterly, Receive upon
credit default, 9/17/25 @
1.05%* 1 8,591 (30)
Citibank
USD / JPY, Put, 9/4/25 @
JPY145.37 1 815 (2)
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year
Index, 6/20/30), Pay 5.00%
Quarterly, Receive upon
credit default, 8/20/25 @
1.02%* 1 1,710 —
Goldman Sachs
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Receive 1.00%
Quarterly, Pay upon credit
default, 8/20/25 @ 0.60%* 1 5,209 (20)
Morgan Stanley
S&P 500 Index, Put,
9/19/25 @ $5,850.00 72 45,559 (222)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
8/15/25 @ $80.00 1,146 9,212 (44)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
8/15/25 @ $80.00 1,146 9,212 (23)
Total Options Written (Premiums $(342)) $ (345)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.0)%
United States (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 1,437 (167) (152) (15)
Total United States (152) (15)
Total Bilateral Credit Default Swaps, Protection
Bought (152) (15)
Credit Default Swaps, Protection Sold (0.0)%
Ivory Coast (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 703 (16) (19) 3
Total Ivory Coast (19) 3
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 345 10 12 (2)
Total Luxembourg 12 (2)
Mexico (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 324 (1) (2) 1
Total Mexico (2) 1
Total Bilateral Credit Default Swaps, Protection
Sold (9) 2
Total Return Swaps 0.3%
Australia 0.1%
Citibank, Pay Underlying Reference:
Commonwealth Bank of Australia
Monthly, Receive Variable 3.393% (1M
ADBB + (0.40)%) Monthly, 1/20/26 946 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
REA Group Monthly, Receive Variable
3.393% (1M ADBB + (0.40)%) Monthly,
1/20/26 834 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Downer EDI Monthly, Pay
Variable 4.320% (1M ADBB + 0.55%)
Monthly, 1/20/26 541 3 — 3
UBS Investment Bank, Pay Underlying
Reference: Computershare Monthly,
Receive Variable 3.343% (1M ADBB +
(0.45)%) Monthly, 1/20/26 671 (18) — (18)
UBS Investment Bank, Pay Underlying
Reference: Rio Tinto Monthly, Receive
Variable 3.343% (1M BBSW + (0.45)%)
Monthly, 1/16/26 405 (8) — (8)
UBS Investment Bank, Receive
Underlying Reference: Fortescue
Monthly, Pay Variable 4.170% (1M
ADBB + 0.40%) Monthly, 1/20/26 313 12 — 12
UBS Investment Bank, Receive
Underlying Reference: Fortescue
Monthly, Pay Variable 4.193% (6M
BBSW + 0.40%) Monthly, 1/16/26 426 25 — 25
UBS Investment Bank, Receive
Underlying Reference: Medibank
Monthly, Pay Variable 4.193% (1M
ADBB + 0.40%) Monthly, 1/20/26 413 4 — 4
UBS Investment Bank, Receive
Underlying Reference: Northern Star
Resources Monthly, Pay Variable
4.193% (1M ADBB + 0.40%) Monthly,
1/20/26 17 (1) — (1)
Total Australia — 17
Austria 0.0%
JPMorgan Chase, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 344 4 — 4
Morgan Stanley, Receive Underlying
Reference: Erste Group Bank Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 826 84 — 84
Total Austria — 88

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Belgium 0.0%
JPMorgan Chase, Receive Underlying
Reference: Syensqo Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 9 — — —
Total Belgium — —
Bermuda 0.0%
Goldman Sachs, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 15 — — —
Total Bermuda — —
Brazil (0.0)%
Bank of America, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.680% (SOFR + 0.35%)
Monthly, 1/21/26 126 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Banco do Brasil Monthly,
Pay Variable 4.780% (SOFR + 0.45%)
Monthly, 1/21/26 13 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Localiza Rent a Car Monthly,
Pay Variable 4.780% (SOFR + 0.45%)
Monthly, 1/21/26 8 (1) — (1)
Total Brazil — (9)
Canada (0.0)%
Bank of America, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 3.255% (CORRA + 0.50%)
Monthly, 1/19/26 589 10 — 10
Bank of America, Receive Underlying
Reference: Great-West Lifeco Monthly,
Pay Variable 3.255% (CORRA + 0.50%)
Monthly, 1/19/26 968 2 — 2
Citibank, Receive Underlying Reference:
Fairfax Financial Holdings Monthly, Pay
Variable 3.204% (CORRA + 0.45%)
Monthly, 1/19/26 30 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable
3.204% (CORRA + 0.45%) Monthly,
1/19/26 24 — — —
Citibank, Receive Underlying Reference:
GFL Environmental Monthly, Pay
Variable 3.204% (CORRA + 0.45%)
Monthly, 1/19/26 26 1 — 1
Citibank, Receive Underlying Reference:
Shopify, Class A Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 6 — — —
Citibank, Receive Underlying Reference:
Toronto-Dominion Bank Monthly, Pay
Variable 3.204% (CORRA + 0.45%)
Monthly, 1/19/26 18 — — —
Goldman Sachs, Pay Underlying
Reference: Pan American Silver Monthly,
Receive Variable 2.455% (CORRA +
(0.30)%) Monthly, 1/19/26 374 22 — 22
Goldman Sachs, Receive Underlying
Reference: Interfor Monthly, Pay Variable
3.055% (CORRA + 0.30%) Monthly,
1/19/26 419 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 3.055% (CORRA + 0.30%)
Monthly, 1/19/26 413 3 — 3
Morgan Stanley, Pay Underlying
Reference: Barrick Mining Monthly,
Receive Variable 2.355% (CORRA +
(0.40)%) Monthly, 1/19/26 414 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Manulife Financial Monthly,
Receive Variable 2.355% (CORRA +
(0.40)%) Monthly, 1/19/26 631 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Shopify, Class A Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 325 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 2.355% (CORRA +
(0.40)%) Monthly, 1/19/26 749 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: TMX Group Monthly, Receive
Variable 2.355% (CORRA + (0.40)%)
Monthly, 1/19/26 364 2 — 2
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Kansas
City Monthly, Pay Variable 3.305%
(CORRA + 0.55%) Monthly, 1/19/26 814 (51) — (51)
Morgan Stanley, Receive Underlying
Reference: Capstone Copper Monthly,
Pay Variable 3.305% (CORRA + 0.55%)
Monthly, 1/19/26 476 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly,
Pay Variable 4.729% (SOFR + 0.40%)
Monthly, 1/20/26 326 9 — 9
Morgan Stanley, Receive Underlying
Reference: Shopify, Class A Monthly,
Pay Variable 3.305% (CORRA + 0.55%)
Monthly, 1/19/26 365 19 — 19
Morgan Stanley, Receive Underlying
Reference: West Fraser Timber Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 325 (20) — (20)
Total Canada — (53)
Cayman Islands 0.1%
Citibank, Receive Underlying Reference:
Alibaba Group Holding Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
BeOne Medicines Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 138 32 — 32
Citibank, Receive Underlying Reference:
NU Holdings, Class A Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 4 (1) — (1)
Citibank, Receive Underlying Reference:
PDD Holdings Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Sea Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 5 1 — 1
Goldman Sachs, Receive Underlying
Reference: Tencent Holdings Monthly,
Pay Variable 1.423% (1M HKD HIBOR +
0.40%) Monthly, 1/16/26 (HKD) 55 — — —
Goldman Sachs, Receive Underlying
Reference: Tencent Holdings Monthly,
Pay Variable 1.577% (1M HKD HIBOR +
0.40%) Monthly, 1/20/26 (HKD) 104 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Galaxy Digital, Class A
Monthly, Pay Variable 3.155% (CORRA
+ 0.40%) Monthly, 1/19/26 (CAD) 14 4 — 4
Morgan Stanley, Receive Underlying
Reference: Alibaba Group Holding
Monthly, Pay Variable 1.727% (1M HKD
HIBOR + 0.55%) Monthly, 1/20/26 (HKD) 101 — — —
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 239 (24) — (24)
UBS Investment Bank, Pay Underlying
Reference: China Mengniu Dairy
Monthly, Receive Variable 0.633% (1M
HKD HIBOR + (0.40)%) Monthly, 1/20/26
(HKD) 1,383 (7) — (7)
UBS Investment Bank, Receive
Underlying Reference: Tencent Holdings
Monthly, Pay Variable 1.383% (1M HKD
HIBOR + 0.35%) Monthly, 1/20/26 (HKD) 1,261 14 — 14
Total Cayman Islands — 20
China 0.0%
Goldman Sachs, Receive Underlying
Reference: Foshan Haitian Flavouring
& Food, Class H Monthly, Pay Variable
1.577% (1M HKD HIBOR + 0.40%)
Monthly, 1/20/26 (HKD) 1,470 (11) — (11)
UBS Investment Bank, Receive
Underlying Reference: Sany Heavy
Industry, Class A Monthly, Pay Variable
2.464% (1M CNH HIBOR + 0.75%)
Monthly, 1/21/26 1,798 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Shenzhen
Envicool Technology, Class A Monthly,
Pay Variable 2.425% (1M CNH HIBOR +
0.75%) Monthly, 1/16/26 548 23 — 23
UBS Investment Bank, Receive
Underlying Reference: Shenzhen
Envicool Technology, Class A Monthly,
Pay Variable 2.464% (1M CNH HIBOR +
0.75%) Monthly, 1/21/26 1,826 77 — 77
UBS Investment Bank, Receive
Underlying Reference: Weichai Power,
Class A Monthly, Pay Variable 2.464%
(1M CNH HIBOR + 0.75%) Monthly,
1/21/26 1,858 (3) — (3)
Total China — 97
Curacao (0.0)%
Bank of America, Receive Underlying
Reference: Schlumberger Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 211 (8) — (8)
Total Curacao — (8)
Cyprus 0.0%
UBS Investment Bank, Receive
Underlying Reference: TCS Group
Holding Monthly, Pay Variable 4.682%
(SOFR + 0.35%) Monthly, 1/18/26 — — — —
Total Cyprus — —
Finland 0.0%
Citibank, Receive Underlying Reference:
Neste Monthly, Pay Variable 2.324%
(EUR ESTR + 0.40%) Monthly, 1/20/26 457 58 — 58
Citibank, Receive Underlying Reference:
Stora Enso, Class R Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 223 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 738 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Stora Enso, Class R Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 239 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Fortum Monthly, Receive
Variable 1.574% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 448 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Mandatum Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 234 12 — 12
Total Finland — 48
Foreign/Europe 0.0%
Morgan Stanley, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/16/26 210 5 — 5
Total Foreign/Europe — 5
France 0.1%
Citibank, Pay Underlying Reference:
AXA Monthly, Receive Variable 1.624%
(EUR ESTR + (0.30)%) Monthly, 1/20/26 1,204 (39) — (39)
Citibank, Pay Underlying Reference:
Pernod Ricard Monthly, Receive Variable
1.624% (EUR ESTR + (0.30)%) Monthly,
1/20/26 347 8 — 8
Goldman Sachs, Receive Underlying
Reference: BNP Paribas Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 932 52 — 52
Goldman Sachs, Receive Underlying
Reference: Cie de Saint-Gobain Monthly,
Pay Variable 2.324% (EUR ESTR +
0.40%) Monthly, 1/20/26 12 — — —
Goldman Sachs, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 16 — — —
Goldman Sachs, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
2.324% (EUR ESTR + 0.40%) Monthly,
1/20/26 17 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Societe Generale Monthly,
Pay Variable 2.324% (EUR ESTR +
0.40%) Monthly, 1/20/26 12 2 — 2
Goldman Sachs, Receive Underlying
Reference: TotalEnergies Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 20 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: SPIE Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 192 23 — 23
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx Liquid High
Yield Index Quarterly, Receive Variable
4.351% (SOFR + 0.00%) Quarterly,
9/22/25 825 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 1.574% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 392 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 479 11 — 11
Morgan Stanley, Receive Underlying
Reference: Societe Generale Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 130 20 — 20
UBS Investment Bank, Pay Underlying
Reference: Capgemini Monthly, Receive
Variable 1.524% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 813 80 — 80
UBS Investment Bank, Receive
Underlying Reference: LVMH Moet
Hennessy Louis Vuitton Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 227 (6) — (6)
Total France — 92
Germany (0.1)%
Citibank, Pay Underlying Reference:
Allianz Monthly, Receive Variable
1.624% (EUR ESTR + (0.30)%) Monthly,
1/20/26 1,013 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Dr Ing hc F Porsche Monthly, Receive
Variable 1.624% (EUR ESTR + (0.30)%)
Monthly, 1/20/26 184 (4) — (4)
Citibank, Pay Underlying Reference:
Merck Monthly, Receive Variable 1.624%
(EUR ESTR + (0.30)%) Monthly, 1/20/26 265 4 — 4
Goldman Sachs, Receive Underlying
Reference: Beiersdorf Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 841 1 — 1
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 2.324% (EUR ESTR +
0.40%) Monthly, 1/20/26 226 10 — 10
Goldman Sachs, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Pay Variable
2.323% (EUR ESTR + 0.40%) Monthly,
1/16/26 193 1 — 1
Goldman Sachs, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Pay Variable
2.323% (EUR ESTR + 0.40%) Monthly,
1/16/26 581 5 — 5
Goldman Sachs, Receive Underlying
Reference: Volkswagen Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 519 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 210 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Continental Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 12 — — —
JPMorgan Chase, Receive Underlying
Reference: Daimler Truck Holding
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 11 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Fresenius Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 622 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 286 (27) — (27)
JPMorgan Chase, Receive
Underlying Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 17 — — —
JPMorgan Chase, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 11 — — —
JPMorgan Chase, Receive Underlying
Reference: Siemens Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 17 — — —
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 1.574% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 389 18 — 18
Morgan Stanley, Pay Underlying
Reference: Mercedes-Benz Group
Monthly, Receive Variable 1.574% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 379 21 — 21
Morgan Stanley, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 357 (78) — (78)
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 250 (10) — (10)
UBS Investment Bank, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 1.524% (EUR ESTR + (0.40)%)
Monthly, 1/20/26 373 19 — 19
Total Germany — (28)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Hong Kong 0.0%
UBS Investment Bank, Receive
Underlying Reference: Tencent Holdings
Monthly, Pay Variable 1.383% (1M HKD
HIBOR + 0.35%) Monthly, 1/20/26 50 1 — 1
Total Hong Kong — 1
Indonesia (0.0)%
UBS Investment Bank, Receive
Underlying Reference: Bank Central Asia
Monthly, Pay Variable 5.082% (SOFR +
0.75%) Monthly, 1/21/26 160 (7) — (7)
UBS Investment Bank, Receive
Underlying Reference: Semen Indonesia
Persero Monthly, Pay Variable 5.082%
(SOFR + 0.75%) Monthly, 1/21/26 186 (18) — (18)
Total Indonesia — (25)
Ireland 0.0%
Citibank, Receive Underlying Reference:
Kingspan Group Monthly, Pay Variable
2.324% (EUR ESTR + 0.40%) Monthly,
1/20/26 208 1 — 1
JPMorgan Chase, Receive Underlying
Reference: James Hardie Industries
Monthly, Pay Variable 4.831% (SOFR +
0.50%) Monthly, 1/20/26 46 — — —
Morgan Stanley, Pay Underlying
Reference: Medtronic Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 686 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Pentair Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 489 12 — 12
Morgan Stanley, Receive Underlying
Reference: James Hardie Industries
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 43 — — —
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 1,258 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Seagate Technology
Holdings PLC Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 289 15 — 15
Morgan Stanley, Receive Underlying
Reference: Weatherford International
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 141 7 — 7
Total Ireland — 24
Israel 0.0%
Goldman Sachs, Receive Underlying
Reference: CyberArk Software Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 3 — — —
JPMorgan Chase, Receive Underlying
Reference: CyberArk Software Monthly,
Pay Variable 4.710% (SOFR + 0.35%)
Monthly, 1/16/26 1,259 (34) — (34)
Morgan Stanley, Receive Underlying
Reference: CyberArk Software Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 746 72 — 72
Total Israel — 38
Italy 0.0%
Morgan Stanley, Pay Underlying
Reference: FinecoBank Banca Fineco
Monthly, Receive Variable 1.574% (EUR
ESTR + (0.35)%) Monthly, 1/20/26 995 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.573% (EUR ESTR +
(0.35)%) Monthly, 1/16/26 135 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.574% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 1,025 (100) — (100)
Morgan Stanley, Receive Underlying
Reference: Generali Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 880 51 — 51

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Interpump Group Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 173 9 — 9
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 2.274% (EUR ESTR + 0.35%)
Monthly, 1/20/26 534 74 — 74
Total Italy — 18
Japan (0.1)%
Citibank, Pay Underlying Reference:
SCREEN Holdings Monthly, Receive
Variable 0.057% (JPY TONA + (0.42)%)
Monthly, 1/20/26 26,444 1 — 1
Citibank, Receive Underlying Reference:
FUJIFILM Holdings Monthly, Pay
Variable 0.857% (JPY TONA + 0.38%)
Monthly, 1/20/26 165,493 45 — 45
Citibank, Receive Underlying Reference:
Mercari Monthly, Pay Variable 0.857%
(JPY TONA + 0.38%) Monthly, 1/20/26 26,673 (19) — (19)
Citibank, Receive Underlying Reference:
Sumitomo Mitsui Trust Group Monthly,
Pay Variable 0.857% (JPY TONA +
0.38%) Monthly, 1/20/26 69,576 16 — 16
Citigroup Global Markets, Pay
Underlying Reference: Murata
Manufacturing Monthly, Receive Variable
0.057% (JPY TONA + (0.42)%) Monthly,
1/20/26 89,952 (41) — (41)
Morgan Stanley, Pay Underlying
Reference: Advantest Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 52,740 41 — 41
Morgan Stanley, Pay Underlying
Reference: Aisin Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 41,857 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Central Japan Railway
Monthly, Receive Variable 0.058% (JPY
TONA + (0.42)%) Monthly, 1/20/26 84,495 (40) — (40)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Eisai Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 37,055 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Fujitsu Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 35,442 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly,
Receive Variable 0.058% (JPY TONA +
(0.42)%) Monthly, 1/20/26 47,373 — — —
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 42,079 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: NIDEC Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 36,538 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Nomura Research Institute
Monthly, Receive Variable 0.058% (JPY
TONA + (0.42)%) Monthly, 1/20/26 36,484 (38) — (38)
Morgan Stanley, Pay Underlying
Reference: NTT Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 69,182 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Olympus Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 67,518 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: Recruit Holdings Monthly,
Receive Variable 0.058% (JPY TONA +
(0.42)%) Monthly, 1/20/26 145,351 (117) — (117)
Morgan Stanley, Pay Underlying
Reference: Sanrio Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 73,071 10 — 10
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 95,099 (14) — (14)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Shiseido Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 35,496 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable 0.058% (JPY TONA +
(0.42)%) Monthly, 1/20/26 43,000 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable 0.058%
(JPY TONA + (0.42)%) Monthly, 1/20/26 37,169 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Terumo Monthly, Receive
Variable 0.058% (JPY TONA + (0.42)%)
Monthly, 1/20/26 156,532 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Tokyo Metro Monthly,
Receive Variable (0.271)% (JPY TONA +
(1.125)%) Monthly, 1/20/26 36,259 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Ajinomoto Monthly, Pay
Variable 1.008% (JPY TONA + 0.53%)
Monthly, 1/20/26 152,217 26 — 26
Morgan Stanley, Receive Underlying
Reference: Asics Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 49,909 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Bridgestone Monthly, Pay
Variable 1.008% (JPY TONA + 0.53%)
Monthly, 1/20/26 51,548 8 — 8
Morgan Stanley, Receive Underlying
Reference: Calbee Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 31,005 10 — 10
Morgan Stanley, Receive Underlying
Reference: Chugai Pharmaceutical
Monthly, Pay Variable 1.008% (JPY
TONA + 0.53%) Monthly, 1/20/26 50,683 31 — 31
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 32,907 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Disco Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 106,375 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 1.008% (JPY
TONA + 0.53%) Monthly, 1/20/26 109,407 10 — 10
Morgan Stanley, Receive Underlying
Reference: Hoya Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/16/26 78,998 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Japan Tobacco Monthly, Pay
Variable 1.008% (JPY TONA + 0.53%)
Monthly, 1/20/26 224,395 3 — 3
Morgan Stanley, Receive Underlying
Reference: KDDI Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 12,110 2 — 2
Morgan Stanley, Receive Underlying
Reference: Kyushu Railway Monthly,
Pay Variable 1.008% (JPY TONA +
0.53%) Monthly, 1/20/26 60,390 — — —
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 1.008% (JPY TONA +
0.53%) Monthly, 1/20/26 46,102 22 — 22
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Estate Monthly,
Pay Variable 1.008% (JPY TONA +
0.53%) Monthly, 1/20/26 82,335 27 — 27
Morgan Stanley, Receive Underlying
Reference: NEC Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 98,164 87 — 87
Morgan Stanley, Receive Underlying
Reference: Nintendo Monthly, Pay
Variable 1.008% (JPY TONA + 0.53%)
Monthly, 1/20/26 1,253 — — —
Morgan Stanley, Receive Underlying
Reference: Otsuka Holdings Monthly,
Pay Variable 1.008% (JPY TONA +
0.53%) Monthly, 1/20/26 54,672 43 — 43

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Renesas Electronics
Monthly, Pay Variable 1.008% (JPY
TONA + 0.53%) Monthly, 1/20/26 104,035 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Seven & i Holdings Monthly,
Pay Variable 1.008% (JPY TONA +
0.53%) Monthly, 1/20/26 85,302 (52) — (52)
Morgan Stanley, Receive Underlying
Reference: Shin-Etsu Chemical Monthly,
Pay Variable 1.008% (JPY TONA +
0.53%) Monthly, 1/20/26 45,906 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: SoftBank Monthly, Pay
Variable 1.008% (JPY TONA + 0.53%)
Monthly, 1/20/26 383,998 10 — 10
Morgan Stanley, Receive Underlying
Reference: Sumitomo Realty &
Development Monthly, Pay Variable
1.008% (JPY TONA + 0.53%) Monthly,
1/20/26 74,574 1 — 1
Morgan Stanley, Receive Underlying
Reference: Sysmex Monthly, Pay
Variable 1.008% (JPY TONA + 0.53%)
Monthly, 1/20/26 122,562 2 — 2
UBS Investment Bank, Pay Underlying
Reference: Dai-ichi Life Holdings
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 59,176 (53) — (53)
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 37,095 (34) — (34)
UBS Investment Bank, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable 0.077% (JPY TONA +
(0.40)%) Monthly, 1/20/26 42,305 (29) — (29)
UBS Investment Bank, Pay Underlying
Reference: Mizuho Financial Group
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 64,961 (60) — (60)
UBS Investment Bank, Pay Underlying
Reference: Omron Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 56,062 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Shimadzu Monthly, Receive
Variable 0.077% (JPY TONA + (0.40)%)
Monthly, 1/20/26 75,869 4 — 4
UBS Investment Bank, Pay Underlying
Reference: Suntory Beverage & Food
Monthly, Receive Variable 0.077% (JPY
TONA + (0.40)%) Monthly, 1/20/26 63,196 (14) — (14)
UBS Investment Bank, Receive
Underlying Reference: CKD Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 82,002 29 — 29
UBS Investment Bank, Receive
Underlying Reference: Hitachi Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 122,401 116 — 116
UBS Investment Bank, Receive
Underlying Reference: Ibiden Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 1,981 — — —
UBS Investment Bank, Receive
Underlying Reference: ITOCHU Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 2,286 1 — 1
UBS Investment Bank, Receive
Underlying Reference: KDDI Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 32,891 3 — 3
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 39,711 (7) — (7)
UBS Investment Bank, Receive
Underlying Reference: Nextage Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 1,509 — — —
UBS Investment Bank, Receive
Underlying Reference: Nippon Sanso
Holdings Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 2,259 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: Open House
Group Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 1,343 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Optex Group
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 40,344 14 — 14
UBS Investment Bank, Receive
Underlying Reference: Seven & i
Holdings Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 1,760 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: SMC Monthly,
Pay Variable 0.827% (JPY TONA +
0.35%) Monthly, 1/20/26 44,478 19 — 19
UBS Investment Bank, Receive
Underlying Reference: SUMCO Monthly,
Pay Variable 0.828% (JPY TONA +
0.35%) Monthly, 1/20/26 1,950 — — —
UBS Investment Bank, Receive
Underlying Reference: Taiheiyo Cement
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/17/26 85,621 8 — 8
UBS Investment Bank, Receive
Underlying Reference: Taiyo Yuden
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 2,060 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Tokio Marine
Holdings Monthly, Pay Variable 0.827%
(JPY TONA + 0.35%) Monthly, 1/20/26 107,806 44 — 44
UBS Investment Bank, Receive
Underlying Reference: Tokyo Electron
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 46,351 — — —
UBS Investment Bank, Receive
Underlying Reference: Toyota Motor
Monthly, Pay Variable 0.827% (JPY
TONA + 0.35%) Monthly, 1/20/26 67,788 42 — 42
Total Japan — (105)
Kazakhstan (0.0)%
Morgan Stanley, Receive Underlying
Reference: NAC Kazatomprom Monthly,
Pay Variable 5.580% (SOFR + 1.25%)
Monthly, 1/20/26 97 (6) — (6)
Total Kazakhstan — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Liberia 0.0%
Morgan Stanley, Pay Underlying
Reference: Royal Caribbean Cruises
Monthly, Receive Variable 4.131%
(SOFR + (0.20)%) Monthly, 1/20/26 825 58 — 58
Total Liberia — 58
Luxembourg 0.0%
Citibank, Pay Underlying Reference:
ArcelorMittal Monthly, Receive Variable
1.624% (EUR ESTR + (0.30)%) Monthly,
1/20/26 233 6 — 6
Citibank, Pay Underlying Reference:
Spotify Technology Monthly, Receive
Variable 4.152% (SOFR + (0.18)%)
Monthly, 1/20/26 250 33 — 33
Citibank, Receive Underlying Reference:
Globant Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
JPMorgan Chase, Receive Underlying
Reference: Spotify Technology Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 309 (37) — (37)
Total Luxembourg — 2
Mexico (0.0)%
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL
Monthly, Pay Variable 8.491% (MXIBTIIE
+ 0.55%) Monthly, 1/19/26 334 (1) — (1)
Total Mexico — (1)
Netherlands (0.1)%
Bank of America, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 5 — — —
Bank of America, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
2.274% (EUR ESTR + 0.35%) Monthly,
1/20/26 385 (36) — (36)
Citibank, Receive Underlying Reference:
Adyen Monthly, Pay Variable 2.324%
(EUR ESTR + 0.40%) Monthly, 1/20/26 249 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
NXP Semiconductors Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 5 (1) — (1)
Citibank, Receive Underlying Reference:
Prosus Monthly, Pay Variable 2.324%
(EUR ESTR + 0.40%) Monthly, 1/20/26 277 15 — 15
Goldman Sachs, Receive Underlying
Reference: AerCap Holdings Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 13 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/17/26 153 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay
Variable 2.324% (EUR ESTR + 0.40%)
Monthly, 1/20/26 70 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Universal Music Group
Monthly, Pay Variable 2.324% (EUR
ESTR + 0.40%) Monthly, 1/20/26 418 (26) — (26)
JPMorgan Chase, Receive Underlying
Reference: ABN AMRO Bank Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 1,038 61 — 61
JPMorgan Chase, Receive Underlying
Reference: NXP Semiconductors
Monthly, Pay Variable 4.681% (SOFR +
0.35%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Stellantis Monthly, Pay
Variable 2.273% (EUR ESTR + 0.35%)
Monthly, 1/16/26 6 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Euronext Monthly, Receive
Variable 1.574% (EUR ESTR + (0.35)%)
Monthly, 1/20/26 228 12 — 12
Morgan Stanley, Pay Underlying
Reference: Koninklijke Philips Monthly,
Receive Variable 1.574% (EUR ESTR +
(0.35)%) Monthly, 1/20/26 431 (54) — (54)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 2.273% (EUR ESTR + 0.35%)
Monthly, 1/16/26 183 (6) — (6)
UBS Investment Bank, Receive
Underlying Reference: Adyen Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 8 — — —
UBS Investment Bank, Receive
Underlying Reference: Airbus Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 21 — — —
UBS Investment Bank, Receive
Underlying Reference: ASM International
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 5 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: ASML Holding
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 11 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: Iveco Group
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 173 18 — 18
UBS Investment Bank, Receive
Underlying Reference: Iveco Group
Monthly, Pay Variable 2.274% (EUR
ESTR + 0.35%) Monthly, 1/20/26 85 4 — 4
Total Netherlands — (47)
Norway 0.1%
Citibank, Pay Underlying Reference:
Aker Monthly, Receive Variable 3.960%
(1M NOK NIBOR + (0.35)%) Monthly,
1/20/26 3,504 17 — 17
Citibank, Pay Underlying Reference:
Kongsberg Gruppen Monthly, Receive
Variable 3.960% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 2,500 40 — 40
Morgan Stanley, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 3.960% (1M NOK NIBOR +
(0.35)%) Monthly, 1/20/26 2,691 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 3.960% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/26 2,602 (2) — (2)
Total Norway — 53
Poland 0.0%
Morgan Stanley, Receive Underlying
Reference: Bank Polska Kasa Opieki
Monthly, Pay Variable 6.240% (1M PLN
WIBOR + 1.15%) Monthly, 1/16/26 5 — — —
Morgan Stanley, Receive Underlying
Reference: Bank Polska Kasa Opieki
Monthly, Pay Variable 6.250% (6M PLN
WIBOR + 1.15%) Monthly, 1/16/26 22 — — —
Total Poland — —
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Jeronimo Martins SGPS
Monthly, Pay Variable 2.324% (EUR
ESTR + 0.40%) Monthly, 1/20/26 200 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Banco Comercial Portugues,
Class R Monthly, Pay Variable 2.274%
(EUR ESTR + 0.35%) Monthly, 1/20/26 224 24 — 24
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 321 13 — 13
Total Portugal — 25
South Africa (0.0)%
Goldman Sachs, Receive Underlying
Reference: Valterra Platinum Monthly,
Pay Variable 4.599% (GBP SONIA +
0.38%) Monthly, 1/20/26 (GBP) 1 — — —
Goldman Sachs, Receive Underlying
Reference: Valterra Platinum Monthly,
Pay Variable 4.600% (GBP SONIA +
0.38%) Monthly, 1/20/26 (GBP) 7 (1) — (1)
Total South Africa — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
South Korea (0.0)%
Citibank, Receive Underlying Reference:
SK Hynix Monthly, Pay Variable 4.882%
(SOFR + 0.55%) Monthly, 1/21/26 7 — — —
JPMorgan Chase, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 4.880% (SOFR +
0.55%) Monthly, 1/21/26 19 2 — 2
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 5.180% (SOFR +
0.85%) Monthly, 1/21/26 94 11 — 11
Morgan Stanley, Receive Underlying
Reference: SK Square Monthly, Pay
Variable 5.180% (SOFR + 0.85%)
Monthly, 1/21/26 45 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: SK Square Monthly, Pay
Variable 5.190% (SOFR + 0.85%)
Monthly, 1/21/26 151 (8) — (8)
Total South Korea — (1)
Spain (0.0)%
Bank of America, Receive Underlying
Reference: Banco Santander Monthly,
Pay Variable 2.274% (EUR ESTR +
0.35%) Monthly, 1/20/26 14 1 — 1
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 2.324% (EUR ESTR +
0.40%) Monthly, 1/20/26 244 (2) — (2)
Total Spain — (1)
Sweden (0.0)%
Bank of America, Receive Underlying
Reference: Boliden Monthly, Pay
Variable 2.431% (1M SEK STIBOR +
0.35%) Monthly, 1/20/26 93 — — —
Citibank, Pay Underlying Reference:
Svenska Cellulosa, Class B Monthly,
Receive Variable 1.739% (1M SEK
STIBOR + (0.35)%) Monthly, 1/20/26 5,080 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, Class B Monthly, Pay Variable
2.431% (1M SEK STIBOR + 0.35%)
Monthly, 1/20/26 2,379 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Kinnevik, Class B Monthly,
Pay Variable 2.431% (1M SEK STIBOR
+ 0.35%) Monthly, 1/20/26 3,536 (16) — (16)
UBS Investment Bank, Pay Underlying
Reference: Hexagon, Class B Monthly,
Receive Variable 1.689% (1M SEK
STIBOR + (0.40)%) Monthly, 1/20/26 4,690 (58) — (58)
Total Sweden — (75)
Switzerland (0.0)%
Citibank, Pay Underlying Reference:
Roche Holding Monthly, Receive
Variable (0.466)% (1M CHF LIBOR +
(0.42)%) Monthly, 1/20/26 231 — — —
Citibank, Pay Underlying Reference:
Sandoz Group Monthly, Receive Variable
(0.466)% (SARON + (0.42)%) Monthly,
1/16/26 215 6 — 6
Citibank, Pay Underlying Reference:
Sika Monthly, Receive Variable (0.466)%
(1M CHF LIBOR + (0.42)%) Monthly,
1/20/26 224 20 — 20
Citibank, Receive Underlying Reference:
Chubb Monthly, Pay Variable 4.740%
(SOFR + 0.42%) Monthly, 1/16/26 2 — — —
Citibank, Receive Underlying Reference:
Chubb Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 19 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 0.354%
(SARON + 0.40%) Monthly, 1/20/26 232 (28) — (28)
JPMorgan Chase, Receive Underlying
Reference: UBS Group Monthly, Pay
Variable 0.355% (SARON + 0.40%)
Monthly, 1/16/26 648 (2) — (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 0.244% (1M CHF LIBOR +
0.29%) Monthly, 1/20/26 73 (3) — (3)
UBS Investment Bank, Receive
Underlying Reference: Sonova Holding
Monthly, Pay Variable 0.304% (1M CHF
LIBOR + 0.35%) Monthly, 1/20/26 153 (8) — (8)
Total Switzerland — (16)
Taiwan 0.0%
Morgan Stanley, Receive Underlying
Reference: Taiwan Semiconductor
Manufacturing Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 327 6 — 6
Total Taiwan — 6
Turkey 0.0%
Bank of America, Receive Underlying
Reference: BIM Birlesik Magazalar
Monthly, Pay Variable 4.867% (SOFR +
0.55%) Monthly, 1/20/26 80 4 — 4
Total Turkey — 4
United Kingdom 0.0%
Bank of America, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.570% (GBP SONIA + 0.35%)
Monthly, 1/20/26 152 9 — 9
Bank of America, Receive Underlying
Reference: ARM Holdings Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 188 (8) — (8)
Citibank, Pay Underlying Reference:
Prudential Monthly, Receive Variable
3.907% (GBP SONIA + (0.31)%)
Monthly, 1/16/26 247 (8) — (8)
Citibank, Pay Underlying Reference:
Prudential Monthly, Receive Variable
3.912% (GBP SONIA + (0.31)%)
Monthly, 1/20/26 405 (22) — (22)
Goldman Sachs, Pay Underlying
Reference: MSCI World Growth Index
Monthly, Receive Variable 4.691%
(SOFR + 0.36%) Monthly, 1/20/26 38 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.600% (GBP SONIA + 0.38%)
Monthly, 1/20/26 465 29 — 29
Goldman Sachs, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 4.600% (GBP SONIA + 0.38%)
Monthly, 1/20/26 17 2 — 2
Goldman Sachs, Receive Underlying
Reference: Aviva Monthly, Pay Variable
4.600% (GBP SONIA + 0.38%) Monthly,
1/20/26 193 6 — 6
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.600% (GBP SONIA + 0.38%)
Monthly, 1/17/26 269 28 — 28
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 4.600% (GBP SONIA + 0.38%)
Monthly, 1/20/26 587 12 — 12
Goldman Sachs, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.600% (GBP SONIA +
0.38%) Monthly, 1/20/26 388 17 — 17
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 301 19 — 19
JPMorgan Chase, Pay Underlying
Reference: Rentokil Initial Monthly,
Receive Variable 3.870% (GBP SONIA +
(0.35)%) Monthly, 1/20/26 376 (50) — (50)
JPMorgan Chase, Receive Underlying
Reference: Admiral Group Monthly, Pay
Variable 4.570% (GBP SONIA + 0.35%)
Monthly, 1/20/26 12 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Aviva Monthly, Pay Variable
4.570% (GBP SONIA + 0.35%) Monthly,
1/20/26 802 27 — 27
JPMorgan Chase, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 4.570% (GBP SONIA + 0.35%)
Monthly, 1/20/26 12 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Coca-Cola Europacific
Partners Monthly, Pay Variable 4.681%
(SOFR + 0.35%) Monthly, 1/20/26 18 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Persimmon Monthly, Pay
Variable 4.570% (GBP SONIA + 0.35%)
Monthly, 1/20/26 146 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Spirax Group Monthly, Pay
Variable 4.570% (GBP SONIA + 0.35%)
Monthly, 1/20/26 186 12 — 12
Morgan Stanley, Pay Underlying
Reference: HSBC Holdings Monthly,
Receive Variable 3.910% (GBP SONIA +
(0.31)%) Monthly, 1/20/26 831 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.610% (GBP SONIA + 0.39%)
Monthly, 1/20/26 113 12 — 12
Morgan Stanley, Receive Underlying
Reference: Shell Monthly, Pay Variable
4.610% (GBP SONIA + 0.39%) Monthly,
1/20/26 644 27 — 27
Morgan Stanley, Receive Underlying
Reference: Standard Chartered Monthly,
Pay Variable 4.610% (GBP SONIA +
0.39%) Monthly, 1/20/26 118 5 — 5
Morgan Stanley, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 4.610% (GBP SONIA + 0.39%)
Monthly, 1/20/26 277 (39) — (39)
UBS Investment Bank, Receive
Underlying Reference: QinetiQ Group
Monthly, Pay Variable 4.572% (GBP
SONIA + 0.35%) Monthly, 1/20/26 115 2 — 2
UBS Investment Bank, Receive
Underlying Reference: Unilever Monthly,
Pay Variable 4.572% (GBP SONIA +
0.35%) Monthly, 1/20/26 14 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Wise, Class A
Monthly, Pay Variable 4.572% (GBP
SONIA + 0.35%) Monthly, 1/20/26 2 — — —
Total United Kingdom — 73
United States 0.2%
Bank of America, Pay Underlying
Reference: Axon Enterprise Monthly,
Receive Variable 4.031% (SOFR +
(0.30)%) Monthly, 1/20/26 494 (5) — (5)
Bank of America, Pay Underlying
Reference: Biogen Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 245 — — —
Bank of America, Pay Underlying
Reference: Constellation Brands, Class
A Monthly, Receive Variable 4.031%
(SOFR + (0.30)%) Monthly, 1/20/26 373 (4) — (4)
Bank of America, Pay Underlying
Reference: Deckers Outdoor Monthly,
Receive Variable 4.030% (SOFR +
(0.30)%) Monthly, 1/20/26 492 (49) — (49)
Bank of America, Pay Underlying
Reference: Elevance Health Monthly,
Receive Variable 4.046% (SOFR +
(0.30)%) Monthly, 1/16/26 486 (2) — (2)
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.031% (SOFR +
(0.30)%) Monthly, 1/20/26 292 (6) — (6)
Bank of America, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 377 17 — 17
Bank of America, Pay Underlying
Reference: Honeywell International
Monthly, Receive Variable 4.031%
(SOFR + (0.30)%) Monthly, 1/20/26 422 24 — 24
Bank of America, Pay Underlying
Reference: Teradyne Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 360 (55) — (55)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Travelers Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 696 (25) — (25)
Bank of America, Receive Underlying
Reference: AbbVie Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 677 14 — 14
Bank of America, Receive Underlying
Reference: Arista Networks Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 474 69 — 69
Bank of America, Receive Underlying
Reference: ARM Holdings Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 159 (7) — (7)
Bank of America, Receive Underlying
Reference: BIM Birlesik Magazalar
Monthly, Pay Variable 4.867% (SOFR +
0.55%) Monthly, 1/20/26 126 6 — 6
Bank of America, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 460 (15) — (15)
Bank of America, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 4.661% (SOFR + 0.30%)
Monthly, 1/16/26 647 6 — 6
Bank of America, Receive Underlying
Reference: Dover Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 471 (16) — (16)
Bank of America, Receive Underlying
Reference: Gilead Sciences Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 441 12 — 12
Bank of America, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 481 42 — 42
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 514 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 314 4 — 4
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 313 13 — 13
Bank of America, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 231 (3) — (3)
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 193 5 — 5
Citibank, Pay Underlying Reference:
Analog Devices Monthly, Receive
Variable 4.180% (SOFR + (0.18)%)
Monthly, 1/16/26 267 7 — 7
Citibank, Pay Underlying Reference:
Apollo Global Management Monthly,
Receive Variable 4.152% (SOFR +
(0.18)%) Monthly, 1/20/26 1,021 1 — 1
Citibank, Pay Underlying Reference:
Crowdstrike Holdings, Class A Monthly,
Receive Variable 4.152% (SOFR +
(0.18)%) Monthly, 1/20/26 551 59 — 59
Citibank, Pay Underlying Reference:
Hershey Monthly, Receive Variable
4.152% (SOFR + (0.18)%) Monthly,
1/20/26 252 (23) — (23)
Citibank, Pay Underlying Reference:
IDEXX Laboratories Monthly, Receive
Variable 4.152% (SOFR + (0.18)%)
Monthly, 1/20/26 383 4 — 4
Citibank, Pay Underlying Reference:
Nasdaq Monthly, Receive Variable
4.152% (SOFR + (0.18)%) Monthly,
1/20/26 641 (53) — (53)
Citibank, Pay Underlying Reference:
United Rentals Monthly, Receive
Variable 4.152% (SOFR + (0.18)%)
Monthly, 1/20/26 459 (52) — (52)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Williams-Sonoma Monthly, Receive
Variable 4.152% (SOFR + (0.18)%)
Monthly, 1/20/26 239 (26) — (26)
Citibank, Receive Underlying Reference:
AbbVie Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/16/26 29 — — —
Citibank, Receive Underlying Reference:
Advanced Micro Devices Monthly,
Pay Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 11 3 — 3
Citibank, Receive Underlying Reference:
Alibaba Group Holding Monthly, Pay
Variable 4.740% (SOFR + 0.42%)
Monthly, 1/16/26 1 — — —
Citibank, Receive Underlying Reference:
Allstate Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 17 1 — 1
Citibank, Receive Underlying Reference:
Alphabet, Class C Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/16/26 22 3 — 3
Citibank, Receive Underlying Reference:
Alphabet, Class C Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Amazon.com Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 387 25 — 25
Citibank, Receive Underlying Reference:
Analog Devices Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Apollo Global Management Monthly,
Pay Variable 4.752% (SOFR + 0.42%)
Monthly, 1/16/26 17 — — —
Citibank, Receive Underlying Reference:
Apple Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 24 — — —
Citibank, Receive Underlying Reference:
Apple Monthly, Pay Variable 4.780%
(SOFR + 0.42%) Monthly, 1/16/26 264 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
AppLovin, Class A Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
AutoZone Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 22 — — —
Citibank, Receive Underlying Reference:
Block Monthly, Pay Variable 4.740%
(SOFR + 0.42%) Monthly, 1/16/26 1 — — —
Citibank, Receive Underlying Reference:
Block Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
Broadcom Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 34 3 — 3
Citibank, Receive Underlying Reference:
Broadcom Monthly, Pay Variable 4.755%
(SOFR + 0.42%) Monthly, 1/20/26 1 — — —
Citibank, Receive Underlying Reference:
Cadence Design Systems Monthly,
Pay Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
Charles Schwab Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 24 1 — 1
Citibank, Receive Underlying Reference:
Cognex Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 3 1 — 1
Citibank, Receive Underlying Reference:
Coinbase Global, Class A Monthly,
Pay Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 20 1 — 1
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 689 (60) — (60)
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 764 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Constellation Energy Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 13 1 — 1
Citibank, Receive Underlying Reference:
Corning Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 15 3 — 3
Citibank, Receive Underlying Reference:
Datadog, Class A Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Dayforce Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 496 (5) — (5)
Citibank, Receive Underlying Reference:
Deere Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Diamondback Energy Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 13 — — —
Citibank, Receive Underlying Reference:
DoorDash, Class A Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Entegris Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 349 (8) — (8)
Citibank, Receive Underlying Reference:
Exxon Mobil Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 — — — —
Citibank, Receive Underlying Reference:
Fortinet Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Futu Holdings Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/16/26 12 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
General Electric Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 19 2 — 2
Citibank, Receive Underlying Reference:
HubSpot Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 35 2 — 2
Citibank, Receive Underlying Reference:
Kenvue Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 1 — — —
Citibank, Receive Underlying Reference:
L3Harris Technologies Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 21 1 — 1
Citibank, Receive Underlying Reference:
Lattice Semiconductor Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
Marvell Technology Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 14 2 — 2
Citibank, Receive Underlying Reference:
MercadoLibre Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
Mettler-Toledo International Monthly,
Pay Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 500 10 — 10
Citibank, Receive Underlying Reference:
Microsoft Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 28 2 — 2
Citibank, Receive Underlying Reference:
Netfilx Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 5 — — —
Citibank, Receive Underlying Reference:
Norfolk Southern Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 1 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
NVIDIA Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 80 9 — 9
Citibank, Receive Underlying Reference:
NVIDIA Monthly, Pay Variable 4.774%
(SOFR + 0.42%) Monthly, 1/16/26 2 — — —
Citibank, Receive Underlying Reference:
Repligen Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 133 (12) — (12)
Citibank, Receive Underlying Reference:
Robinhood Markets, Class A Monthly,
Pay Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 5 1 — 1
Citibank, Receive Underlying Reference:
Salesforce Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 16 (1) — (1)
Citibank, Receive Underlying Reference:
Samsara, Class A Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 2 — — —
Citibank, Receive Underlying Reference:
ServiceNow Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 6 — — —
Citibank, Receive Underlying Reference:
Sherwin-Williams Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 515 (24) — (24)
Citibank, Receive Underlying Reference:
Skechers USA, Class A Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/16/26 1,642 (7) — (7)
Citibank, Receive Underlying Reference:
Smurfit WestRock Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/16/26 17 (1) — (1)
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 4.752% (SOFR + 0.42%)
Monthly, 1/20/26 322 (19) — (19)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 290 (8) — (8)
Citibank, Receive Underlying Reference:
Synopsys Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 7 1 — 1
Citibank, Receive Underlying Reference:
Taiwan Semiconductor Manufacturing
Monthly, Pay Variable 4.752% (SOFR +
0.42%) Monthly, 1/16/26 23 2 — 2
Citibank, Receive Underlying Reference:
Tesla Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 4 — — —
Citibank, Receive Underlying Reference:
T-Mobile U.S. Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/20/26 22 — — —
Citibank, Receive Underlying Reference:
T-Mobile U.S. Monthly, Pay Variable
4.774% (SOFR + 0.42%) Monthly,
1/16/26 4 — — —
Citibank, Receive Underlying Reference:
Walmart Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 3 — — —
Citibank, Receive Underlying Reference:
Williams Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 47 2 — 2
Citibank, Receive Underlying Reference:
Zscaler Monthly, Pay Variable 4.752%
(SOFR + 0.42%) Monthly, 1/20/26 6 — — —
Citigroup Global Markets, Receive
Underlying Reference: Broadcom
Monthly, Pay Variable 4.752% (SOFR +
0.42%) Monthly, 1/16/26 23 2 — 2
Citigroup Global Markets, Receive
Underlying Reference: Synopsys
Monthly, Pay Variable 4.774% (SOFR +
0.42%) Monthly, 1/16/26 2 — — —
Citigroup Global Markets, Receive
Underlying Reference: Wheaton
Precious Metals Monthly, Pay Variable
4.752% (SOFR + 0.42%) Monthly,
1/16/26 17 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Alphabet, Class C Monthly,
Receive Variable 4.031% (SOFR +
(0.30)%) Monthly, 1/20/26 225 (12) — (12)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.031%
(SOFR + (0.30)%) Monthly, 1/20/26 563 (46) — (46)
Goldman Sachs, Pay Underlying
Reference: Bristol-Myers Squibb
Monthly, Receive Variable 4.031%
(SOFR + (0.30)%) Monthly, 1/20/26 186 10 — 10
Goldman Sachs, Pay Underlying
Reference: iShares iBoxx Liquid
Leveraed Loan Index Quarterly, Receive
Variable 4.351% (SOFR + 0.00%)
Quarterly, 9/22/25 1,665 (15) — (15)
Goldman Sachs, Pay Underlying
Reference: Kellanova Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 1,158 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: MSCI ACWI IT Index
Monthly, Receive Variable 4.481%
(SOFR + 0.15%) Monthly, 1/20/26 493 (8) — (8)
Goldman Sachs, Pay Underlying
Reference: MSCI All Country World
Index Monthly, Receive Variable 5.001%
(SOFR + 0.67%) Monthly, 1/20/26 37,046 (305) — (305)
Goldman Sachs, Pay Underlying
Reference: MSCI World Growth Index
Monthly, Receive Variable 4.691%
(SOFR + 0.36%) Monthly, 1/20/26 1,755 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: Omnicom Group Monthly,
Receive Variable 4.031% (SOFR +
(0.30)%) Monthly, 1/20/26 1,661 (27) — (27)
Goldman Sachs, Pay Underlying
Reference: ONEOK Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 752 (19) — (19)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: S&P Homebuilders
Select Industry Index Monthly, Receive
Variable 4.530% (SOFR + 0.20%)
Monthly, 1/20/26 436 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Target Monthly, Receive
Variable 4.031% (SOFR + (0.30)%)
Monthly, 1/20/26 203 4 — 4
Goldman Sachs, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 4.060% (SOFR +
(0.30)%) Monthly, 1/16/26 1,657 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Veeva Systems, Class
A Monthly, Receive Variable 4.031%
(SOFR + (0.30)%) Monthly, 1/20/26 192 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Williams-Sonoma Monthly,
Receive Variable 4.031% (SOFR +
(0.30)%) Monthly, 1/20/26 258 (38) — (38)
Goldman Sachs, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: AGCO Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 12 1 — 1
Goldman Sachs, Receive Underlying
Reference: AGCO Monthly, Pay Variable
4.635% (SOFR + 0.30%) Monthly,
1/20/26 1 — — —
Goldman Sachs, Receive Underlying
Reference: Airbnb, Class A Monthly,
Pay Variable 4.654% (SOFR + 0.30%)
Monthly, 1/16/26 12 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Atmus Filtration Technologies
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 10 — — —
Goldman Sachs, Receive Underlying
Reference: Baker Hughes Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 214 33 — 33

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Ball Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 16 — — —
Goldman Sachs, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 303 3 — 3
Goldman Sachs, Receive Underlying
Reference: CMS Energy Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 392 18 — 18
Goldman Sachs, Receive Underlying
Reference: Corebridge Financial
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 12 — — —
Goldman Sachs, Receive Underlying
Reference: Corpay Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 17 — — —
Goldman Sachs, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 123 2 — 2
Goldman Sachs, Receive Underlying
Reference: Devon Energy Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 448 14 — 14
Goldman Sachs, Receive Underlying
Reference: Duolingo Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Exact Sciences Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 235 (27) — (27)
Goldman Sachs, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 267 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: First Solar Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 678 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: First Solar Monthly, Pay
Variable 4.661% (SOFR + 0.30%)
Monthly, 1/16/26 332 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Foot Locker Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 1,700 7 — 7
Goldman Sachs, Receive Underlying
Reference: Fortive Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 424 (28) — (28)
Goldman Sachs, Receive Underlying
Reference: Intel Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: Interpublic Group Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 1,650 24 — 24
Goldman Sachs, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 4.620% (SOFR +
0.30%) Monthly, 1/16/26 8 — — —
Goldman Sachs, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 27 2 — 2
Goldman Sachs, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 5.036% (SOFR +
0.71%) Monthly, 1/16/26 682 — — —
Goldman Sachs, Receive Underlying
Reference: MSCI USA Quality Index
Monthly, Pay Variable 5.041% (SOFR +
0.71%) Monthly, 1/20/26 351 2 — 2
Goldman Sachs, Receive Underlying
Reference: NIKE, Class B Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 12 — — —
Goldman Sachs, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.646% (SOFR + 0.30%)
Monthly, 1/16/26 82 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.654% (SOFR + 0.30%)
Monthly, 1/16/26 328 (2) — (2)
Goldman Sachs, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.660% (SOFR + 0.30%)
Monthly, 1/16/26 1,465 1 — 1
Goldman Sachs, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.661% (SOFR + 0.30%)
Monthly, 1/16/26 208 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Okta Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 2 — — —
Goldman Sachs, Receive Underlying
Reference: Oracle Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 5 — — —
Goldman Sachs, Receive Underlying
Reference: Phillips 66 Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 271 (11) — (11)
Goldman Sachs, Receive Underlying
Reference: PTC Monthly, Pay Variable
4.620% (SOFR + 0.30%) Monthly,
1/16/26 1 — — —
Goldman Sachs, Receive Underlying
Reference: PTC Monthly, Pay Variable
4.631% (SOFR + 0.30%) Monthly,
1/20/26 3 — — —
Goldman Sachs, Receive Underlying
Reference: SS&C Technologies Holdings
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 16 1 — 1
Goldman Sachs, Receive Underlying
Reference: Strategy Monthly, Pay
Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 4 — — —
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly,
Pay Variable 4.631% (SOFR + 0.30%)
Monthly, 1/20/26 597 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Western Alliance Bancorp
Monthly, Pay Variable 4.631% (SOFR +
0.30%) Monthly, 1/20/26 14 (1) — (1)
JPMorgan Chase, Pay Underlying
Reference: AbbVie at Maturity, Receive
Variable 4.038% (SOFR + (0.30)%) at
Maturity, 8/12/25 75 (3) (1) (2)
JPMorgan Chase, Pay Underlying
Reference: BHP Billiton Finance USA
at Maturity, Receive Variable 4.038%
(SOFR + (0.30)%) at Maturity, 8/12/25 76 (4) (1) (3)
JPMorgan Chase, Pay Underlying
Reference: Charter Communications,
Class A Monthly, Receive Variable
4.081% (SOFR + (0.25)%) Monthly,
1/20/26 5,767 1,726 — 1,726
JPMorgan Chase, Pay Underlying
Reference: Citigroup at Maturity,
Receive Variable 4.038% (SOFR +
(0.30)%) at Maturity, 8/12/25 75 (4) (1) (3)
JPMorgan Chase, Pay Underlying
Reference: Deere at Maturity, Receive
Variable 4.038% (SOFR + (0.30)%) at
Maturity, 8/12/25 71 (1) — (1)
JPMorgan Chase, Pay Underlying
Reference: Insulet Monthly, Receive
Variable 4.081% (SOFR + (0.25)%)
Monthly, 1/20/26 889 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Johnson & Johnson at
Maturity, Receive Variable 4.038%
(SOFR + (0.30)%) at Maturity, 8/12/25 72 (2) — (2)
JPMorgan Chase, Pay Underlying
Reference: Match Group Monthly,
Receive Variable 4.081% (SOFR +
(0.25)%) Monthly, 1/20/26 221 (16) — (16)
JPMorgan Chase, Pay Underlying
Reference: Meta Platforms at Maturity,
Receive Variable 3.964% (SOFR +
(0.35)%) at Maturity, 10/23/25 358 (13) (9) (4)
JPMorgan Chase, Pay Underlying
Reference: MetLife at Maturity, Receive
Variable 4.038% (SOFR + (0.30)%) at
Maturity, 8/12/25 73 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Microchip Technology
Monthly, Receive Variable 4.081%
(SOFR + (0.25)%) Monthly, 1/20/26 317 25 — 25
JPMorgan Chase, Pay Underlying
Reference: Morgan Stanley at Maturity,
Receive Variable 4.038% (SOFR +
(0.30)%) at Maturity, 8/12/25 75 (4) — (4)
JPMorgan Chase, Pay Underlying
Reference: Oracle at Maturity, Receive
Variable 4.038% (SOFR + (0.30)%) at
Maturity, 8/12/25 72 (3) (1) (2)
JPMorgan Chase, Pay Underlying
Reference: Palo Alto Networks Monthly,
Receive Variable 4.110% (SOFR +
(0.25)%) Monthly, 1/16/26 1,161 23 — 23
JPMorgan Chase, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 4.081% (SOFR + (0.25)%)
Monthly, 1/20/26 1,564 59 — 59
JPMorgan Chase, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 4.081% (SOFR +
(0.25)%) Monthly, 1/20/26 1,496 (21) — (21)
JPMorgan Chase, Pay Underlying
Reference: Union Pacific at Maturity,
Receive Variable 3.964% (SOFR +
(0.35)%) at Maturity, 10/23/25 252 (12) (7) (5)
JPMorgan Chase, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.670% (SOFR +
0.35%) Monthly, 1/16/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 4.681% (SOFR +
0.35%) Monthly, 1/20/26 563 74 — 74
JPMorgan Chase, Receive Underlying
Reference: Analog Devices Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Apple Monthly, Pay Variable
4.681% (SOFR + 0.35%) Monthly,
1/20/26 13 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Berkshire Hathaway, Class B
Monthly, Pay Variable 4.681% (SOFR +
0.35%) Monthly, 1/20/26 28 — — —
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
4.681% (SOFR + 0.35%) Monthly,
1/20/26 228 38 — 38
JPMorgan Chase, Receive Underlying
Reference: Broadcom Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Cadence Design Systems
Monthly, Pay Variable 4.681% (SOFR +
0.35%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Cencora Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 23 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Coeur Mining Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 12 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 228 (13) — (13)
JPMorgan Chase, Receive Underlying
Reference: Deere Monthly, Pay Variable
4.681% (SOFR + 0.35%) Monthly,
1/20/26 21 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Entegris Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Exelon Monthly, Pay Variable
4.681% (SOFR + 0.35%) Monthly,
1/20/26 376 17 — 17
JPMorgan Chase, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 28 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: First Advantage Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 7 — — —
JPMorgan Chase, Receive Underlying
Reference: First Solar Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Fortinet Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 264 (13) — (13)
JPMorgan Chase, Receive Underlying
Reference: GCI Liberty, Class C Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 145 10 — 10
JPMorgan Chase, Receive Underlying
Reference: Gilead Sciences Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 25 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Gilead Sciences Monthly,
Pay Variable 4.685% (SOFR + 0.35%)
Monthly, 1/20/26 1 — — —
JPMorgan Chase, Receive Underlying
Reference: Grayscale Bitcoin Miners
ETF Monthly, Pay Variable 4.685%
(SOFR + 0.35%) Monthly, 1/20/26 166 (12) — (12)
JPMorgan Chase, Receive Underlying
Reference: Home Depot Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 703 16 — 16
JPMorgan Chase, Receive Underlying
Reference: Kenvue Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 20 — — —
JPMorgan Chase, Receive Underlying
Reference: Lattice Semiconductor
Monthly, Pay Variable 4.681% (SOFR +
0.35%) Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Liberty Broadband, Class C
Monthly, Pay Variable 4.681% (SOFR +
0.35%) Monthly, 1/20/26 2,452 (743) — (743)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: ManpowerGroup Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 7 — — —
JPMorgan Chase, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 17 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 42 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Mr Cooper Group Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/16/26 44 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Mr Cooper Group Monthly,
Pay Variable 4.696% (SOFR + 0.35%)
Monthly, 1/16/26 40 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly,
Pay Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 283 19 — 19
JPMorgan Chase, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 13 1 — 1
JPMorgan Chase, Receive Underlying
Reference: PTC Monthly, Pay Variable
4.681% (SOFR + 0.35%) Monthly,
1/20/26 616 71 — 71
JPMorgan Chase, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Synopsys Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 2 — — —
JPMorgan Chase, Receive Underlying
Reference: Walmart Monthly, Pay
Variable 4.681% (SOFR + 0.35%)
Monthly, 1/20/26 20 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: 3M Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 527 26 — 26
Morgan Stanley, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 255 8 — 8
Morgan Stanley, Pay Underlying
Reference: Alcoa Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 113 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Axos Financial Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 197 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Becton Dickinson &
Company Monthly, Receive Variable
4.131% (SOFR + (0.20)%) Monthly,
1/20/26 280 1 — 1
Morgan Stanley, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 886 (67) — (67)
Morgan Stanley, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 508 16 — 16
Morgan Stanley, Pay Underlying
Reference: Coterra Energy Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 259 3 — 3
Morgan Stanley, Pay Underlying
Reference: Dick's Sporting Goods
Monthly, Receive Variable 4.131%
(SOFR + (0.20)%) Monthly, 1/20/26 223 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Evergy Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 521 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Extra Space Storage
Monthly, Receive Variable 4.131%
(SOFR + (0.20)%) Monthly, 1/20/26 871 82 — 82

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Fastenal Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 558 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: FirstEnergy Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 249 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Frontier Communications
Parent Monthly, Receive Variable
4.161% (SOFR + (0.20)%) Monthly,
1/16/26 205 — — —
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 773 47 — 47
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 437 (142) — (142)
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.131%
(SOFR + (0.20)%) Monthly, 1/20/26 379 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 335 17 — 17
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx Liquid High
Yield Index Quarterly, Receive Variable
4.351% (SOFR + 0.00%) Quarterly,
9/22/25 825 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 333 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 505 (30) — (30)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 295 (21) — (21)
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Index Monthly, Receive Variable 4.181%
(SOFR + (0.15)%) Monthly, 1/16/26 482 — — —
Morgan Stanley, Pay Underlying
Reference: Russell 2000 Total Return
Index Monthly, Receive Variable 4.181%
(SOFR + (0.15)%) Monthly, 1/20/26 252 — — —
Morgan Stanley, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 549 34 — 34
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 958 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 159 6 — 6
Morgan Stanley, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 335 3 — 3
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 300 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Tyler Technologies Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 249 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly,
Receive Variable 4.131% (SOFR +
(0.20)%) Monthly, 1/20/26 531 22 — 22
Morgan Stanley, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 4.131%
(SOFR + (0.20)%) Monthly, 1/20/26 309 42 — 42

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 484 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 541 25 — 25
Morgan Stanley, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 4.131%
(SOFR + (0.20)%) Monthly, 1/20/26 998 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.131% (SOFR + (0.20)%)
Monthly, 1/20/26 433 2 — 2
Morgan Stanley, Receive Underlying
Reference: Abbott Laboratories Monthly,
Pay Variable 4.730% (SOFR + 0.40%)
Monthly, 1/20/26 1,175 (52) — (52)
Morgan Stanley, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 273 15 — 15
Morgan Stanley, Receive Underlying
Reference: Altaba, EC Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 — 14 — 14
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 281 15 — 15
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 328 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 437 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 675 15 — 15

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 593 41 — 41
Morgan Stanley, Receive Underlying
Reference: Banzai International Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Bath & Body Works Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 342 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: Block Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/16/26 148 25 — 25
Morgan Stanley, Receive Underlying
Reference: Boston Scientific Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 287 3 — 3
Morgan Stanley, Receive Underlying
Reference: Carvana Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 380 45 — 45
Morgan Stanley, Receive Underlying
Reference: Caterpillar Monthly, Pay
Variable 4.735% (SOFR + 0.40%)
Monthly, 1/20/26 1,065 59 — 59
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 303 9 — 9
Morgan Stanley, Receive Underlying
Reference: Cencora Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 4 — — —
Morgan Stanley, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 204 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Chipotle Mexican Grill
Monthly, Pay Variable 4.761% (SOFR +
0.40%) Monthly, 1/16/26 73 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 26 1 — 1
Morgan Stanley, Receive Underlying
Reference: ConocoPhillips Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 196 5 — 5
Morgan Stanley, Receive Underlying
Reference: Consolidated Edison
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 270 9 — 9
Morgan Stanley, Receive Underlying
Reference: Core Scientific Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 196 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 359 21 — 21
Morgan Stanley, Receive Underlying
Reference: CVS Health Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 593 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/16/26 262 5 — 5
Morgan Stanley, Receive Underlying
Reference: Docusign Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 15 — — —
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly,
Pay Variable 4.729% (SOFR + 0.40%)
Monthly, 1/20/26 7 — — —
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly,
Pay Variable 4.735% (SOFR + 0.40%)
Monthly, 1/20/26 1 — — —
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly,
Pay Variable 4.754% (SOFR + 0.40%)
Monthly, 1/16/26 9 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: DTE Energy Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 1,047 37 — 37
Morgan Stanley, Receive Underlying
Reference: Dun & Bradstreet Holdings
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 804 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: elf Beauty Monthly, Pay
Variable 4.760% (SOFR + 0.40%)
Monthly, 1/16/26 273 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 209 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Entergy Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 524 47 — 47
Morgan Stanley, Receive Underlying
Reference: Equity Residential Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 254 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Estee Lauder, Class A
Monthly, Pay Variable 4.720% (SOFR +
0.40%) Monthly, 1/16/26 3 — — —
Morgan Stanley, Receive Underlying
Reference: Estee Lauder, Class A
Monthly, Pay Variable 4.729% (SOFR +
0.40%) Monthly, 1/20/26 10 1 — 1
Morgan Stanley, Receive Underlying
Reference: Ferguson Enterprises
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 371 11 — 11
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 361 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Freeport-McMoRan Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 637 (55) — (55)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: GoDaddy, Class A Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 393 (16) — (16)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 210 9 — 9
Morgan Stanley, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 249 (21) — (21)
Morgan Stanley, Receive Underlying
Reference: Intuit Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 580 29 — 29
Morgan Stanley, Receive Underlying
Reference: JBT Marel Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 92 7 — 7
Morgan Stanley, Receive Underlying
Reference: Keurig Dr Pepper Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 18 — — —
Morgan Stanley, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 594 — — —
Morgan Stanley, Receive Underlying
Reference: Keysight Technologies
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 216 2 — 2
Morgan Stanley, Receive Underlying
Reference: Middleby Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 288 2 — 2
Morgan Stanley, Receive Underlying
Reference: MKS Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 10 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Moody's Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 501 20 — 20

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Netfilx Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 473 (39) — (39)
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/16/26 291 12 — 12
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 672 27 — 27
Morgan Stanley, Receive Underlying
Reference: Okta Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 397 28 — 28
Morgan Stanley, Receive Underlying
Reference: Parker-Hannifin Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 1,212 37 — 37
Morgan Stanley, Receive Underlying
Reference: Pershing Square, EC
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 — — — —
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 495 (47) — (47)
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 187 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Reliance Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 17 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Rocket, Class A Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 182 20 — 20
Morgan Stanley, Receive Underlying
Reference: Rockwell Automation
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 1,268 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 370 3 — 3
Morgan Stanley, Receive Underlying
Reference: Salesforce Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 495 — — —
Morgan Stanley, Receive Underlying
Reference: Samsung Electronics
Monthly, Pay Variable 5.180% (SOFR +
0.85%) Monthly, 1/21/26 117 14 — 14
Morgan Stanley, Receive Underlying
Reference: ServiceNow Monthly, Pay
Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 242 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Tenet Healthcare Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 17 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Texas Instruments Monthly,
Pay Variable 4.754% (SOFR + 0.40%)
Monthly, 1/16/26 218 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 273 32 — 32
Morgan Stanley, Receive Underlying
Reference: U.S. Bancorp Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 961 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Verona Pharma Monthly,
Pay Variable 4.731% (SOFR + 0.40%)
Monthly, 1/20/26 2,057 2 — 2
Morgan Stanley, Receive Underlying
Reference: Vertex Pharmaceuticals
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 619 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Vertiv Holdings, Class A
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 469 66 — 66

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Xylem Monthly, Pay Variable
4.731% (SOFR + 0.40%) Monthly,
1/20/26 288 33 — 33
Morgan Stanley, Receive Underlying
Reference: Yum China Holdings Monthly,
Pay Variable 1.727% (1M HKD HIBOR +
0.55%) Monthly, 1/20/26 (HKD) 2,194 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Zebra Technologies, Class A
Monthly, Pay Variable 4.731% (SOFR +
0.40%) Monthly, 1/20/26 276 16 — 16
UBS Investment Bank, Receive
Underlying Reference: Bank Mandiri
Persero Monthly, Pay Variable 5.082%
(SOFR + 0.75%) Monthly, 1/21/26 153 (10) — (10)
UBS Investment Bank, Receive
Underlying Reference: Bank Rakyat
Indonesia Persero Monthly, Pay Variable
5.082% (SOFR + 0.75%) Monthly,
1/21/26 154 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: Taiwan
Semiconductor Manufacturing Monthly,
Pay Variable 4.832% (SOFR + 0.50%)
Monthly, 1/21/26 37 2 — 2
Total United States (20) 805
Total Bilateral Total Return Swaps (20) 1,098
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/4/27 5,000 (63) — (63)
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/2/31 771 4 — 4
Total Brazil — (59)
Total Bilateral Interest Rate Swaps — (59)
Total Bilateral Swaps (181) 1,026

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.3)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (7) (19) 12
Total Australia 12
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 703 (13) 18 (31)
Total Oman (31)
United States (0.3)%
Protection Bought (Relevant Credit:
Bristol-Myers Squibb), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/30 661 (19) (14) (5)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 420 (37) (8) (29)
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 675 (2) 5 (7)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 3,242 (233) (137) (96)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 3 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 503 (28) (25) (3)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 1,232 (93) (73) (20)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S44, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/30 3,434 (268) (276) 8
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S43, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/30 (EUR) 2,057 (244) (197) (47)
Protection Bought (Relevant Credit:
Pfizer), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/30 663 (19) (15) (4)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 338 (1) 2 (3)
Total United States (206)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (225)
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 7,202 185 180 5
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/30 * 642 (29) (51) 22
Total Foreign/Europe 27
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default,
6/21/27 * 25 3 2 1
Total Luxembourg 1
Saudi Arabia 0.0%
Protection Sold (Relevant Credit:
Kingdom of Saudi Arabia, Aa3*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 (USD) * 228 4 2 2
Total Saudi Arabia 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.1%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 159 8 8 —
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 100 6 4 2
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 2,159 169 149 20
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,687 38 31 7
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 235 20 25 (5)
Total United States 24
Total Centrally Cleared Credit Default Swaps,
Protection Sold 54
Interest Rate Swaps (0.0)%
Australia (0.0)%
30 Year Interest Rate Swap, Pay Fixed
4.546% Semi-Annually, Receive Variable
3.780% (6M BBSW) Semi-Annually,
7/14/55 779 (7) — (7)
Total Australia (7)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.610% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 1,958 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 8,787 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 4,394 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 1,794 1 — 1
Total Czech Republic 6
Mexico 0.0%
5 Year Interest Rate Swap, Receive
Fixed 7.818% 28 Days, Pay Variable
8.000% (MXIBTIIE) 28 Days, 5/23/30 12,654 — — —
Total Mexico —
Poland 0.0%
5 Year Interest Rate Swap, Pay Fixed
4.040% Annually, Receive Variable
4.780% (6M PLN WIBOR) Semi-
Annually, 7/25/30 1,161 2 — 2
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 856 — — —
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 217 — — —
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 216 — — —
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 651 — — —
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 650 (1) — (1)
Total Poland 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 3.601% Annually, Pay Variable
4.390% (SOFR) Annually, 7/29/30 3,706 2 — 2
10 Year Interest Rate Swap, Pay Fixed
3.728% Annually, Receive Variable
4.390% (SOFR) Annually, 7/2/35 1,055 9 — 9
10 Year Interest Rate Swap, Pay Fixed
3.988% Annually, Receive Variable
4.338% (SOFR) Annually, 5/15/35 4,051 (50) — (50)
30 Year Interest Rate Swap, Pay Fixed
4.044% Annually, Receive Variable
4.338% (SOFR) Annually, 5/20/55 484 1 — 1
30 Year Interest Rate Swap, Pay Fixed
4.078% Annually, Receive Variable
4.338% (SOFR) Annually, 5/17/55 486 (2) — (2)
30 Year Interest Rate Swap, Pay Fixed
4.116% Annually, Receive Variable
4.390% (SOFR) Annually, 7/29/55 983 (12) — (12)
Total United States (52)
Total Centrally Cleared Interest Rate Swaps (52)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.1)%
4 Year Zero-Coupon Inflation Swap
Pay Fixed 2.107% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/17/28 100 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 804 (14) — (14)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 98 (2) — (2)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 798 (20) — (20)
Total Foreign/Europe (37)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.1%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.095% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/3/26 21,947 49 — 49
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.105% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/31/26 21,115 (8) — (8)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.118% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/20/26 20,970 40 — 40
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.175% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/26 3,548 — — —
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.220% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 724 1 — 1
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.290% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 651 — — —
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.405% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/26 21,580 (70) — (70)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/7/30 545 3 — 3
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 803 2 — 2
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.551% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 4,180 9 — 9

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 847 2 — 2
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.577% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/1/30 4,225 4 — 4
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 266 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 246 3 — 3
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 118 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 649 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 621 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 423 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 194 2 — 2
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.605% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/11/34 150 (1) — (1)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 3,200 (22) — (22)
Total United States 33
Total Centrally Cleared Zero-Coupon Inflation
Swaps (4)
Total Centrally Cleared Swaps (227)
Net payments (receipts) of variation margin to date 164
Variation margin receivable (payable) on centrally cleared swaps $ (63)
* Credit ratings as of July 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(35)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/4/25 GBP 525 USD 719 $ (26)
Bank of America 8/4/25 USD 1,422 CHF 1,128 32
Bank of America 8/4/25 USD 4,420 CNH 31,630 33
Bank of America 8/5/25 TWD 13,572 USD 460 (5)
Bank of America 8/22/25 USD 16 EUR 14 —
Bank of America 8/22/25 USD 91 GBP 67 2
Bank of America 9/4/25 MYR 5,160 USD 1,215 (5)
Bank of America 9/4/25 USD 505 MYR 2,142 2
Bank of America 9/5/25 USD 931 COP 3,738,660 41
Bank of America 9/12/25 USD 463 TWD 13,572 7
Bank of America 10/24/25 USD 678 JPY 98,215 20
Barclays Bank 8/4/25 INR 210,868 USD 2,408 (1)
Barclays Bank 8/4/25 JPY 105,586 USD 709 (9)
Barclays Bank 8/4/25 USD 2,438 INR 210,868 31
Barclays Bank 8/4/25 USD 2,922 JPY 435,031 36
Barclays Bank 8/22/25 JPY 132,311 USD 905 (25)
Barclays Bank 8/22/25 USD 1,058 GBP 792 12
Barclays Bank 9/3/25 INR 210,868 USD 2,435 (29)
Barclays Bank 9/3/25 JPY 435,031 USD 2,932 (36)
Barclays Bank 9/3/25 USD 178 BRL 1,005 —
Barclays Bank 9/3/25 USD 712 JPY 105,586 9
Barclays Bank 9/12/25 CNH 3,470 USD 487 (4)
Barclays Bank 10/10/25 IDR 5,164,436 USD 312 —
Barclays Bank 10/16/25 TRY 15,035 USD 344 2
BNP Paribas 8/4/25 MXN 31,712 USD 1,676 4
BNP Paribas 9/4/25 USD 15 MYR 65 —
BNP Paribas 10/16/25 TRY 3,356 USD 77 1
BNY Mellon 8/22/25 AUD 1,415 USD 928 (19)
BNY Mellon 8/22/25 EUR 575 USD 678 (21)
Canadian Imperial Bank
of Commerce 10/24/25 USD 505 CAD 692 3
Canadian Imperial Bank
of Commerce 10/24/25 USD 33 JPY 4,970 —
Citibank 8/4/25 EGP 22,737 USD 467 —
Citibank 8/4/25 USD 462 EGP 22,737 (5)
Citibank 8/8/25 UAH 2,237 USD 53 1
Citibank 8/15/25 USD 203 RSD 21,230 (4)
Citibank 8/22/25 EUR 290 USD 338 (7)
Citibank 8/22/25 GBP 136 USD 185 (6)
Citibank 8/22/25 USD 277 GBP 205 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/27/25 NGN 110,561 USD 69 $ 2
Citibank 8/29/25 SEK 1,314 USD 135 —
Citibank 8/29/25 USD 273 SEK 2,643 2
Citibank 9/2/25 EGP 22,737 USD 456 2
Citibank 9/5/25 UAH 589 USD 14 —
Citibank 9/5/25 USD 16 THB 537 —
Citibank 9/11/25 EGP 12,224 USD 226 20
Citibank 9/11/25 USD 29 EGP 1,535 (2)
Citibank 10/2/25 NGN 380,338 USD 237 4
Citibank 10/9/25 KES 7,108 USD 55 —
Citibank 10/10/25 KZT 28,302 USD 53 (2)
Citibank 10/10/25 ZMW 1,004 USD 42 1
Citibank 10/10/25 ZMW 130 USD 6 —
Citibank 10/17/25 USD 191 RSD 19,145 5
Citibank 10/24/25 AUD 80 USD 52 —
Citibank 10/24/25 CAD 1,099 USD 804 (7)
Deutsche Bank 8/4/25 USD 1,092 ZAR 19,666 13
Deutsche Bank 8/5/25 USD 846 AUD 1,312 3
Deutsche Bank 8/22/25 EUR 290 USD 331 1
Deutsche Bank 8/22/25 EUR 290 USD 340 (9)
Deutsche Bank 8/22/25 USD 908 AUD 1,415 (2)
Deutsche Bank 9/3/25 AUD 1,312 USD 847 (3)
Deutsche Bank 9/3/25 ZAR 19,666 USD 1,090 (13)
Deutsche Bank 9/4/25 MYR 1,310 USD 309 (2)
Deutsche Bank 9/5/25 USD 76 COP 308,251 3
Deutsche Bank 10/10/25 USD 83 PEN 294 1
Deutsche Bank 10/24/25 AUD 465 USD 305 (6)
Deutsche Bank 10/24/25 JPY 53,150 USD 363 (7)
Goldman Sachs 8/4/25 INR 210,868 USD 2,449 (42)
Goldman Sachs 8/4/25 KRW 32,677 USD 24 —
Goldman Sachs 8/4/25 KRW 2,568,959 USD 1,864 (12)
Goldman Sachs 8/4/25 USD 2,408 INR 210,868 1
Goldman Sachs 8/4/25 USD 24 KRW 32,677 —
Goldman Sachs 8/4/25 USD 1,848 KRW 2,568,959 (4)
Goldman Sachs 8/4/25 USD 1,901 THB 62,157 (2)
Goldman Sachs 8/22/25 USD 1,692 EUR 1,450 35
Goldman Sachs 9/3/25 BRL 3,283 USD 583 (2)
Goldman Sachs 9/3/25 KRW 32,677 USD 24 —
Goldman Sachs 9/3/25 USD 85 BRL 494 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 9/3/25 USD 1,867 KRW 2,568,959 $ 22
Goldman Sachs 9/5/25 THB 29,734 USD 912 1
Goldman Sachs 9/5/25 USD 1,007 THB 32,838 (1)
Goldman Sachs 9/11/25 EGP 8,033 USD 149 12
Goldman Sachs 9/12/25 CNH 2,880 USD 404 (3)
Goldman Sachs 10/10/25 USD 128 IDR 2,095,245 2
Goldman Sachs 10/24/25 USD 35 NZD 59 —
HSBC Bank 8/4/25 JPY 435,031 USD 3,021 (135)
HSBC Bank 8/4/25 USD 781 COP 3,253,528 4
HSBC Bank 8/4/25 USD 733 JPY 105,586 33
HSBC Bank 8/4/25 USD 639 NZD 1,081 2
HSBC Bank 8/8/25 CLP 397,996 USD 407 2
HSBC Bank 8/8/25 USD 459 CLP 440,160 6
HSBC Bank 8/22/25 USD 670 AUD 1,030 7
HSBC Bank 9/3/25 COP 3,253,528 USD 780 (5)
HSBC Bank 9/3/25 NZD 1,081 USD 639 (2)
HSBC Bank 9/4/25 USD 609 MYR 2,572 6
HSBC Bank 9/5/25 USD 646 PHP 36,098 27
HSBC Bank 9/5/25 USD 304 THB 9,851 1
HSBC Bank 9/5/25 USD 909 THB 29,673 (2)
HSBC Bank 10/16/25 TRY 1,109 USD 25 —
HSBC Bank 10/24/25 USD 702 JPY 101,905 20
HSBC Bank 11/7/25 USD 407 CLP 397,996 (2)
JPMorgan Chase 8/4/25 EGP 22,737 USD 463 4
JPMorgan Chase 8/4/25 HUF 436,891 USD 1,279 (33)
JPMorgan Chase 8/4/25 KRW 2,568,959 USD 1,848 4
JPMorgan Chase 8/4/25 KRW 32,677 USD 24 (1)
JPMorgan Chase 8/4/25 NZD 1,081 USD 657 (20)
JPMorgan Chase 8/4/25 PLN 1,954 USD 539 (18)
JPMorgan Chase 8/4/25 SGD 4,017 USD 3,104 (9)
JPMorgan Chase 8/4/25 TRY 37,379 USD 911 6
JPMorgan Chase 8/4/25 TWD 31,676 USD 1,058 3
JPMorgan Chase 8/4/25 USD 998 CLP 933,011 38
JPMorgan Chase 8/4/25 USD 520 CZK 10,973 11
JPMorgan Chase 8/4/25 USD 467 EGP 22,737 —
JPMorgan Chase 8/4/25 USD 839 ILS 2,829 6
JPMorgan Chase 8/4/25 USD 1,895 KRW 2,568,959 43
JPMorgan Chase 8/4/25 USD 24 KRW 32,677 —
JPMorgan Chase 8/4/25 USD 645 MYR 2,726 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/4/25 USD 169 PEN 602 $ 2
JPMorgan Chase 8/4/25 USD 1,074 TWD 31,677 13
JPMorgan Chase 8/8/25 CLP 279,597 USD 286 2
JPMorgan Chase 8/14/25 USD 323 PLN 1,240 (8)
JPMorgan Chase 8/22/25 USD 475 EUR 411 5
JPMorgan Chase 9/3/25 PEN 602 USD 169 (2)
JPMorgan Chase 9/3/25 TWD 31,676 USD 1,079 (18)
JPMorgan Chase 9/3/25 USD 3,111 SGD 4,017 9
JPMorgan Chase 9/5/25 COP 1,348,577 USD 335 (13)
JPMorgan Chase 10/24/25 USD 179 CAD 243 3
JPMorgan Chase 11/7/25 USD 286 CLP 279,597 (2)
Morgan Stanley 8/22/25 AUD 1,030 USD 664 (2)
Morgan Stanley 9/5/25 USD 44 THB 1,428 —
Morgan Stanley 10/16/25 TRY 26,309 USD 600 5
RBC Dominion
Securities 8/4/25 EUR 3,277 USD 3,837 (96)
RBC Dominion
Securities 8/4/25 IDR 35,052,082 USD 2,137 (8)
RBC Dominion
Securities 8/4/25 USD 3,770 EUR 3,278 29
RBC Dominion
Securities 8/4/25 USD 2,134 IDR 35,052,082 4
RBC Dominion
Securities 8/5/25 USD 467 TWD 13,572 12
RBC Dominion
Securities 8/8/25 USD 530 CLP 496,263 20
RBC Dominion
Securities 9/2/25 EUR 2,694 USD 3,089 (8)
RBC Dominion
Securities 9/2/25 USD 669 EUR 584 2
RBC Dominion
Securities 9/3/25 USD 1,071 IDR 17,526,041 10
RBC Dominion
Securities 10/10/25 IDR 12,821,515 USD 779 (4)
Societe Generale 8/4/25 CHF 1,131 USD 1,406 (13)
Societe Generale 8/4/25 CLP 933,011 USD 965 (6)
Societe Generale 8/4/25 USD 625 PEN 2,225 5
Societe Generale 8/14/25 PLN 2,046 USD 550 (4)
Societe Generale 8/22/25 USD 114 GBP 84 3
Societe Generale 9/3/25 BRL 73 USD 13 —
Societe Generale 9/3/25 BRL 90 USD 16 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Societe Generale 9/3/25 USD 132 BRL 745 $ —
Societe Generale 9/3/25 USD 613 BRL 3,553 (16)
Societe Generale 9/3/25 USD 1,412 CHF 1,131 13
Societe Generale 9/3/25 USD 965 CLP 933,011 6
Standard Chartered 8/4/25 MYR 9,186 USD 2,177 (23)
Standard Chartered 8/4/25 PEN 2,827 USD 796 (9)
Standard Chartered 8/4/25 PHP 84,068 USD 1,478 (37)
Standard Chartered 8/4/25 TWD 31,676 USD 1,092 (31)
Standard Chartered 8/4/25 USD 1,511 MYR 6,460 (3)
Standard Chartered 8/4/25 USD 1,058 TWD 31,677 (3)
Standard Chartered 8/5/25 AUD 1,312 USD 860 (17)
Standard Chartered 8/22/25 USD 643 EUR 545 20
Standard Chartered 8/22/25 USD 1,663 EUR 1,469 (16)
Standard Chartered 9/3/25 USD 2,180 MYR 9,186 26
Standard Chartered 9/3/25 USD 393 PHP 22,498 7
Standard Chartered 10/10/25 USD 342 PEN 1,228 1
State Street 8/1/25 CAD 432 USD 316 (3)
State Street 8/1/25 USD 314 CAD 433 2
State Street 8/4/25 BRL 131 USD 24 —
State Street 8/4/25 CZK 10,973 USD 510 (1)
State Street 8/4/25 EUR 262 USD 307 (8)
State Street 8/4/25 GBP 83 USD 113 (4)
State Street 8/4/25 HKD 244 USD 31 —
State Street 8/4/25 ILS 2,829 USD 835 (3)
State Street 8/4/25 JPY 24,843 USD 172 (8)
State Street 8/4/25 SEK 6,719 USD 689 (2)
State Street 8/4/25 USD 24 BRL 131 —
State Street 8/4/25 USD 3 CHF 3 —
State Street 8/4/25 USD 300 EUR 262 1
State Street 8/4/25 USD 109 GBP 83 —
State Street 8/4/25 USD 31 HKD 244 —
State Street 8/4/25 USD 1,250 HUF 436,891 3
State Street 8/4/25 USD 167 JPY 24,843 3
State Street 8/4/25 USD 1,686 MXN 31,712 6
State Street 8/4/25 USD 1,491 PHP 84,068 50
State Street 8/4/25 USD 523 PLN 1,954 2
State Street 8/4/25 USD 10 SEK 96 —
State Street 8/4/25 USD 918 TRY 37,379 1
State Street 8/5/25 AUD 22 USD 14 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 8/5/25 USD 14 AUD 22 $ —
State Street 8/22/25 AUD 210 USD 136 (1)
State Street 8/22/25 EUR 364 USD 409 7
State Street 8/22/25 EUR 290 USD 335 (4)
State Street 8/22/25 GBP 292 USD 398 (11)
State Street 8/22/25 USD 790 EUR 678 15
State Street 8/22/25 USD 644 EUR 570 (7)
State Street 8/22/25 USD 846 GBP 633 9
State Street 8/22/25 USD 908 JPY 132,311 29
State Street 9/2/25 CAD 424 USD 308 (2)
State Street 9/2/25 EUR 256 USD 293 —
State Street 9/3/25 AUD 22 USD 14 —
State Street 9/3/25 BRL 467 USD 84 (2)
State Street 9/3/25 GBP 83 USD 109 —
State Street 9/3/25 HKD 244 USD 31 —
State Street 9/3/25 HUF 436,891 USD 1,248 (3)
State Street 9/3/25 JPY 20,082 USD 135 (2)
State Street 9/3/25 MXN 31,712 USD 1,681 (6)
State Street 9/3/25 PLN 1,954 USD 523 (2)
State Street 9/3/25 SEK 96 USD 10 —
State Street 9/3/25 TRY 37,379 USD 895 (2)
State Street 9/3/25 USD 510 CZK 10,973 1
State Street 9/3/25 USD 835 ILS 2,829 3
State Street 9/3/25 USD 680 SEK 6,623 2
State Street 10/17/25 USD 866 CZK 18,120 23
State Street 10/17/25 USD 673 HUF 231,527 15
State Street 10/24/25 JPY 42,245 USD 288 (5)
State Street 10/24/25 USD 341 CAD 465 4
Toronto-Dominion Bank 8/4/25 COP 3,253,528 USD 795 (18)
Toronto-Dominion Bank 8/4/25 USD 699 SEK 6,623 22
Toronto-Dominion Bank 8/8/25 CLP 563,064 USD 580 (2)
Toronto-Dominion Bank 8/22/25 USD 366 EUR 320 —
Toronto-Dominion Bank 10/24/25 USD 342 CAD 470 2
UBS Investment Bank 8/4/25 USD 694 GBP 525 1
UBS Investment Bank 8/4/25 ZAR 19,666 USD 1,098 (19)
UBS Investment Bank 8/8/25 USD 324 CLP 304,234 11
UBS Investment Bank 8/22/25 USD 335 EUR 290 4
UBS Investment Bank 9/3/25 BRL 144 USD 25 1
UBS Investment Bank 9/3/25 BRL 1,840 USD 333 (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 9/3/25 GBP 525 USD 694 $ (1)
UBS Investment Bank 9/3/25 USD 1,215 BRL 7,053 (33)
UBS Investment Bank 9/5/25 COP 2,114,818 USD 521 (18)
UBS Investment Bank 9/5/25 THB 9,790 USD 303 (3)
UBS Investment Bank 9/5/25 USD 178 COP 752,211 (1)
UBS Investment Bank 9/11/25 EGP 1,496 USD 27 3
UBS Investment Bank 10/10/25 INR 55,164 USD 642 (14)
UBS Investment Bank 10/10/25 USD 802 INR 68,941 17
UBS Investment Bank 10/10/25 USD 66 PEN 237 —
UBS Investment Bank 10/24/25 AUD 1,055 USD 689 (10)
UBS Investment Bank 10/24/25 USD 1,203 NZD 1,992 26
Wells Fargo 8/4/25 BRL 10,439 USD 1,870 (8)
Wells Fargo 8/4/25 CNH 31,630 USD 4,393 (5)
Wells Fargo 8/4/25 NOK 7,634 USD 758 (19)
Wells Fargo 8/4/25 THB 62,157 USD 1,925 (22)
Wells Fargo 8/4/25 USD 1,883 BRL 10,439 20
Wells Fargo 8/4/25 USD 740 NOK 7,634 2
Wells Fargo 8/4/25 USD 3,158 SGD 4,017 63
Wells Fargo 9/3/25 BRL 72 USD 12 —
Wells Fargo 9/3/25 BRL 10,439 USD 1,868 (21)
Wells Fargo 9/3/25 NOK 7,634 USD 740 (2)
Wells Fargo 9/3/25 USD 608 BRL 3,535 (18)
Wells Fargo 9/3/25 USD 4,404 CNH 31,630 5
Wells Fargo 9/3/25 USD 1,928 THB 62,157 21
Wells Fargo 9/5/25 USD 539 COP 2,256,634 2
Wells Fargo 10/10/25 USD 153 PEN 546 2
Wells Fargo 10/17/25 MXN 6,430 USD 341 (2)
Wells Fargo 10/17/25 USD 186 MXN 3,536 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 13 CAC40 Index contracts 8/25 (1,154) $ 14
Long, 7 Hang Seng Index contracts 8/25 1,103 (35)
Short, 73 OMX Swedish Index contracts 8/25 (1,925) (14)
Long, 1 DAX Performance Index contracts 9/25 689 (7)
Long, 24 Euro BOBL contracts 9/25 3,212 (25)
Long, 7 Euro BTP contracts 9/25 965 (1)
Long, 26 Euro BUND contracts 9/25 3,848 (41)
Short, 7 Euro BUXL thirty year bond contracts 9/25 (938) 28
Short, 3 Euro OAT contracts 9/25 (422) —
Short, 82 Euro SCHATZ contracts 9/25 (10,018) 36
Short, 99 Euro STOXX contracts 9/25 (6,033) 16
Short, 47 FTSE 100 Index contracts 9/25 (5,663) (126)
Long, 11 FTSE MIB Index contracts 9/25 2,580 51
Long, 67 Government of Canada ten year bond
contracts 9/25 5,828 (27)
Long, 31 Mini ten year JGB contracts 9/25 2,837 (12)
Short, 9 MSCI Emerging Markets Index contracts 9/25 (557) —
Long, 7 Republic of South Korea ten year bond
contracts 9/25 598 2
Long, 5 S&P 500 E-Mini Index Communication
Services Sector contracts 9/25 705 30
Short, 1 S&P 500 E-Mini Index Consumer
Discretionary Sector contracts 9/25 (225) (9)
Long, 29 S&P 500 E-Mini Index Consumer Staples
Sector contracts 9/25 2,342 (47)
Short, 19 S&P 500 E-Mini Index contracts 9/25 (6,056) 18
Short, 34 S&P 500 E-Mini Index Energy Sector
contracts 9/25 (3,119) 20
Long, 8 S&P 500 E-Mini Index Health Care Sector
contracts 9/25 1,058 (49)
Short, 9 S&P 500 E-Mini Index Materials Sector
contracts 9/25 (841) (4)
Short, 31 S&P 500 E-Mini Index Real Estate Select
Sector contracts 9/25 (1,578) 12
Short, 258 S&P 500 Micro E-Mini Index contracts 9/25 (8,223) (157)
Short, 4 S&P/ASX 200 Index contracts 9/25 (559) (8)
Long, 9 S&P/TSX 60 Index contracts 9/25 2,106 10
Long, 2 TOPIX Index contracts 9/25 391 20
Short, 382 TOPIX Mini Index contracts 9/25 (7,470) (281)
Short, 28 U.K. Gilt ten year contracts 9/25 (3,408) (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 48 U.S. Treasury Notes five year contracts 9/25 (5,192) $ 3
Short, 35 U.S. Treasury Notes ten year contracts 9/25 (3,887) (13)
Short, 41 Ultra U.S. Treasury Bonds contracts 9/25 (4,810) (34)
Long, 48 Ultra U.S. Treasury Notes ten year
contracts 9/25 5,428 41
Net payments (receipts) of variation margin to date 643
Variation margin receivable (payable) on open futures contracts $ 32

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 3,254++
Totals $ —# $ — $ 3,254+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 95,436  ¤  ¤ $ 106,751
Total $ 106,751^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $3,254 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $106,751.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Multi-Strategy Total Return Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Multi-Strategy Total Return Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 101,324 $ — $ 101,324
Asset-Backed Securities — 6,740 49 6,789
Bank Loans — 32,557 2,087 34,644
Common Stocks 28,813 12,414 270 41,497
Convertible Preferred Stocks 219 — 471 690
Non-U.S. Government
Mortgage-Backed Securities — 1,239 86 1,325
Preferred Stocks — 294 299 593
Private Investment Company
2
— — — 87
Short-Term Investments 99,940 10,191 — 110,131
Securities Lending Collateral 6,811 — — 6,811
Options Purchased 13 665 — 678
Total Securities 135,796 165,424 3,262 304,569
Swaps* — 6,169 — 6,169
Forward Currency Exchange
Contracts — 1,176 — 1,176
Futures Contracts* 301 — — 301
Total $ 136,097 $ 172,769 $ 3,262 $ 312,215
Liabilities
Options Written $ — $ 345 $ — $ 345
Swaps* — 5,551 — 5,551
Forward Currency Exchange
Contracts — 1,188 — 1,188
Futures Contracts* 912 — — 912
Total $ 912 $ 7,084 $ — $ 7,996
1
Includes Convertible Bonds, Corporate Bonds, Government Bonds, Municipal Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2025, totaled $(106,000) for the period ended July 31, 2025. During the period, transfers out of Level 3 were because observable market data became available for the security. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
7/31/25
Investment
in Securities
Asset-
Backed
Securities $ — $ — $ 50 $ (1) $ — $ — $ 49
Bank Loans 3,883 (14) 1,627 (3,409) — — 2,087
Common
Stocks 214 16 58 — — (18) 270
Convertible
Bonds 2 — — (2) — — —
Convertible
Preferred
Stocks 504 (14) 21 (40) 91 (91) 471
Corporate
Bonds 198 (9) — (189) — — —
Non-U.S.
Government
Mortgage-
Backed
Securities 97 — — (11) — — 86
Preferred
Stocks 289 10 — — — — 299
Total $ 5,187 $ (11) $ 1,756 $ (3,652) $ 91 $ (109) $ 3,262

T. ROWE PRICE Multi-Strategy Total Return Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1112-054Q3 07/25